As filed with the Securities and Exchange Commission on December 6, 2005
                                     Investment Company Act file number 811-4179


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                              CORTLAND TRUST, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  September 30, 2005

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
CORTLAND                                                        600 Fifth Avenue
TRUST, INC.                                                   New York, NY 10020
                                                                  (212) 830-5200
================================================================================



Dear Shareholder:

We are pleased to present the semi-annual report of Cortland Trust, Inc. (the "Company") for the period April 1, 2005 through September 30, 2005.

The Cortland General Money Market Fund had 61,948 shareholder accounts and net assets of $4,744,066,526 as of September 30, 2005.

The U.S. Government Fund had 3,861 shareholder accounts and net assets of $337,970,350.

The Municipal Money Market Fund had 3,145 shareholder accounts and net assets of $225,181,811.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.





Sincerely,

/s/ Steven W. Duff





Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================
As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------------------------------------------------
  Cortland General Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 4/01/05                     9/30/05                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                    $1,011.50                   $4.94
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                    $1,020.16                   $4.96
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Short Term Fund Shares           Beginning Account Value      Ending Account Value    Expenses Paid During the
                                                 4/01/05                     9/30/05                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,011.40                    $5.04
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.05                    $5.06
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
           Advantage Shares              Beginning Account Value      Ending Account Value    Expenses Paid During the
                                                 4/01/05                     9/30/05                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,011.40                    $5.04
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.05                    $5.06
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

--------------------------------------------------------------------------------------------------------------------------
             Xpress Shares               Beginning Account Value      Ending Account Value    Expenses Paid During the
                                                 4/01/05                     9/30/05                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,010.20                    $6.20
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,018.90                    $6.23
  expenses)
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
         U.S. Government Fund
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 4/01/05                     9/30/05                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,011.00                    $4.99
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.10                    $5.01
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
           Advantage Shares              Beginning Account Value      Ending Account Value    Expenses Paid During the
                                                 4/01/05                     9/30/05                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,011.00                    $5.04
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.05                    $5.06
  expenses)
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
      Municipal Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 4/01/05                     9/30/05                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,007.40                    $5.03
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.05                    $5.06
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
           Advantage Shares              Beginning Account Value      Ending Account Value    Expenses Paid During the
                                                 4/01/05                     9/30/05                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,007.40                    $5.03
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.05                    $5.06
  expenses)
--------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratios of 0.98%, 1.00%, 1.00% and 1.23%, for Cortland General Money Market Fund's Cortland shares, Short Term Fund shares, Advantage shares and Xpress shares, respectively and 0.99%, and 1.00% for the U.S. Government Fund's Cortland shares and Advantage shares, respectively and 1.00%, and 1.00% for the Municipal Money Market Fund's Cortland shares and Advantage Shares, respectively, multiplied by the average account value over the period (April 1, 2005 through September 30, 2005), multiplied by 183/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Asset Backed Commercial Paper (24.77%)
----------------------------------------------------------------------------------------------------------------------------
$   40,000,000   Apreco Inc.                                                    11/16/05        3.81%    $   39,806,289
    80,000,000   ASAP Funding Limited                                           10/11/05        3.64         79,919,556
    20,000,000   ASAP Funding Limited                                           10/11/05        3.66         19,979,722
   130,000,000   ASAP Funding Limited                                           11/03/05        3.81        129,547,899
    30,000,000   Charta LLC                                                     10/03/05        3.61         29,994,017
    50,000,000   Falcon Asset Securitization Corporation                        10/27/05        3.76         49,864,583
    70,000,000   Greyhawk Funding                                               10/12/05        3.71         69,921,044
    30,000,000   Greyhawk Funding                                               10/19/05        3.76         29,943,750
    30,000,000   Greyhawk Funding                                               10/27/05        3.76         29,918,750
    22,280,000   Ivory Funding Corporation                                      12/12/05        3.90         22,107,553
    99,367,000   Lexington Parker Capital                                       10/20/05        3.72         99,172,434
    20,000,000   Lockhart Funding LLC                                           10/18/05        3.66         19,965,622
    72,000,000   Lockhart Funding LLC                                           11/03/05        3.82         71,749,200
    70,000,000   Lockhart Funding LLC                                           11/08/05        3.85         69,716,267
    74,000,000   Lockhart Funding LLC                                           11/09/05        3.87         73,691,358
    48,645,000   Market Street Funding                                          10/13/05        3.67         48,585,815
    30,000,000   Market Street Funding                                          10/19/05        3.74         29,944,050
    70,000,000   Market Street Funding                                          10/27/05        3.76         69,810,417
    30,000,000   Steamboat Funding Corp.                                        10/11/05        3.85         29,967,917
    50,000,000   Windmill Funding Corporation                                   10/07/05        3.64         49,969,750
    11,864,000   Windmill Funding Corporation                                   10/13/05        3.64         11,849,645
    50,000,000   Windmill Funding Corporation                                   10/19/05        3.73         49,907,000
    50,000,000   Windmill Funding Corporation                                   11/08/05        3.80         49,800,500
--------------                                                                                           --------------
 1,178,156,000   Total Asset Backed Commercial Paper                                                      1,175,133,138
--------------                                                                                           --------------

Commercial Paper (4.54%)
----------------------------------------------------------------------------------------------------------------------------
$   50,000,000   Commonwealth Bank of Australia                                 12/20/05        3.90%    $   49,571,111
    17,000,000   Cornell University                                             10/13/05        3.62         16,979,600
    15,000,000   Cornell University                                             11/09/05        3.69         14,940,363
    25,000,000   Depfa Bank PLC                                                 10/24/05        3.67         24,941,701


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Commercial Paper (Continued)
----------------------------------------------------------------------------------------------------------------------------
$   20,000,000   Guam Power Authority
                 Insured by AMBAC Assurance Corporation                         10/06/05        3.66%    $   20,000,000
    11,915,000   IDB of the Parish of Calcasieu, Inc. - Series 1996
                 LOC BNP Paribas                                                10/06/05        3.66         11,915,000
    30,000,000   Rabobank USA Financial Corporation                             10/03/05        3.61         29,993,550
    10,000,000   Texas PFA - Series D-2                                         10/07/05        3.65         10,000,000
    10,800,000   The John Hopkins University - Series C                         10/13/05        3.62         10,800,000
    26,288,000   The John Hopkins University - Series C                         11/09/05        2.72         26,288,000
--------------                                                                                           --------------
   216,003,000   Total Commercial Paper                                                                     215,429,325
--------------                                                                                           --------------

Domestic Certificate of Deposit (2.74%)
----------------------------------------------------------------------------------------------------------------------------
$   30,000,000   American Express Centurian Bank                                10/06/05        3.63%    $   30,000,000
    50,000,000   Wells Fargo Bank                                               10/24/05        3.68         50,000,306
    50,000,000   Wilmington Trust                                               11/03/05        3.72         50,000,438
--------------                                                                                           --------------
   130,000,000   Total Domestic Certificates of Deposit                                                     130,000,744
--------------                                                                                           --------------

Eurodollar Certificates of Deposit (9.49%)
----------------------------------------------------------------------------------------------------------------------------
$   35,000,000   Alliance & Leicester PLC                                       10/07/05        3.50%    $   35,000,058
    50,000,000   Barclays Bank PLC                                              10/19/05        3.76         49,999,626
    30,000,000   Deutsche Bank A.G.                                             10/13/05        3.52         30,000,050
   100,000,000   Deutsche Bank A.G.                                             11/01/05        3.79        100,000,429
    85,000,000   Deutsche Bank A.G.                                             11/15/05        3.80         84,996,093
    50,000,000   DNB Nordbank                                                   10/03/05        3.45         50,000,027
    50,000,000   HBOS Treasury Services                                         10/05/05        3.48         50,000,000
    50,000,000   Standard Chartered PLC                                         10/31/05        3.69         50,000,413
--------------                                                                                           --------------
   450,000,000   Total Eurodollar Certificates of Deposit                                                   449,996,696
--------------                                                                                           --------------

Floating Rate Securities (6.70%)
----------------------------------------------------------------------------------------------------------------------------
$   40,000,000   Bank of America (a)                                            06/07/06        3.81%    $   40,000,000
    50,000,000   Bank of America (b)                                            12/15/05        3.82         50,000,000
    65,000,000   COS-MAR Company (GE Petrochemical) (d)
                 LOC General Electric Company                                   06/26/06        3.84         65,000,000
    15,000,000   General Electric Capital Corporation Extendible Monthly
                 Securities (e)                                                 10/17/06        3.89         15,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Floating Rate Securities (Continued)
----------------------------------------------------------------------------------------------------------------------------
$   45,000,000   Merrill Lynch Twelve Month Exchange (f)                        08/03/06          3.71%    $   45,018,598
    53,000,000   Sigma Finance Inc. (g)                                         09/12/06          3.69         52,997,488
    50,000,000   The Goldman Sachs Group L.P. (h)                               01/12/06          3.78         50,000,000
--------------                                                                                             --------------
   318,000,000   Total Floating Rate Securities                                                               318,016,086
--------------                                                                                             --------------
Foreign Commercial Paper (5.67%)
----------------------------------------------------------------------------------------------------------------------------
$   20,000,000   Banco Bilbao Vizcaya Argentaria, S.A.                          10/20/05          3.78%    $   19,960,206
    25,000,000   Banco Bilbao Vizcaya Argentaria, S.A.                          11/17/05          3.78         24,877,604
    45,000,000   Banco Bilbao Vizcaya Argentaria, S.A.                          11/28/05          3.74         44,731,025
    50,000,000   HBOS Treasury Services                                         10/13/05          3.62         49,940,167
    50,000,000   HBOS Treasury Services                                         11/21/05          3.76         49,736,500
    40,000,000   Societe Generale North America                                 11/18/05          3.75         39,802,133
    40,000,000   Yorkshire Building Society                                     10/17/05          3.64         39,935,644
--------------                                                                                             --------------
   270,000,000   Total Foreign Commercial Paper                                                               268,983,279
--------------                                                                                             --------------
Letter of Credit Commercial Paper (5.24%)
----------------------------------------------------------------------------------------------------------------------------
$   27,000,000   Banco Continental de Panama, S.A.
                 LOC Calyon                                                     11/07/05          3.43%    $   26,906,205
    27,000,000   Banco Continental de Panama, S.A.
                 LOC Calyon                                                     12/05/05          3.49         26,832,788
    50,000,000   Louis Dreyfus Corporation
                 LOC Barclays Bank PLC                                          10/11/05          3.65         49,949,444
    51,000,000   Louis Dreyfus Corporation
                 LOC Calyon                                                     10/14/05          3.71         50,931,858
    40,000,000   Louis Dreyfus Corporation
                 LOC Calyon                                                     10/26/05          3.79         39,895,000
    54,000,000   NATC California LLC
                 LOC Chase Manhattan Bank, N.A.                                 10/17/05          3.55         53,915,280
--------------                                                                                             --------------
   249,000,000   Total Letter of Credit Commercial Paper                                                      248,430,575
--------------                                                                                             --------------
Loan Participations (1.83%)
----------------------------------------------------------------------------------------------------------------------------
$   25,000,000   Army and Air Force Exchange Service with JPMorgan Chase        10/31/05          3.84%    $   25,000,000
    45,000,000   Army and Air Force Exchange Service with JPMorgan Chase        12/29/05          3.84         45,000,000
    17,000,000   AXA Equitable Life Insurance Company with JPMorgan Chase (i)   03/21/06          3.83         17,000,000
--------------                                                                                             --------------
    87,000,000   Total Loan Participations                                                                     87,000,000
--------------                                                                                             --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Medium Term Note (0.40%)
----------------------------------------------------------------------------------------------------------------------------
$   18,825,000   Michigan Public Educational Facilities Authority
                 LOC Fifth Third Bank                                           09/01/06        4.25%    $   18,825,000
--------------                                                                                           --------------
    18,825,000   Total Medium Term Note                                                                      18,825,000
--------------                                                                                           --------------
Repurchase Agreements (2.74%)
----------------------------------------------------------------------------------------------------------------------------
$   50,000,000   Annaly Mortgage Management, purchased on 09/30/05,
                 repurchase proceeds at maturity $50,016,042 (Collateralized by
                 $137,789,715, GNMA, 4.125% to 4.375%,
                 due 06/20/32 to 01/20/34, value $51,000,000)                   10/03/05        3.85%    $   50,000,000
    36,000,000   Bank of America, purchased on 09/30/05, repurchase proceeds at maturity $36,011,250 (Collateralized by $37,199,392, GNMA,
                 4.750to 5.000%,
                 due 08/20/30 to 08/20/33, value $36,720,001)                   10/03/05        3.75         36,000,000
    21,000,000   JPMorgan Securities, Inc., purchased on 09/30/05,
                 repurchase proceeds at maturity $21,006,388
                 (Collateralized by $31,116,361, GNMA, 5.400%to 7.000,
                 due 11/15/09 to 08/15/35, value $21,423,140)                   10/03/05        3.65         21,000,000
    23,000,000   UBS Paine Webber, purchased on 09/30/05, repurchase proceeds at maturity $23,007,188 (Collateralized by $1,850,000, FNMA,
                 5.750%,
                 due 01/15/12, value $1,991,838, and Cash $21,050,000)          10/03/05        3.75         23,000,000
--------------                                                                                           --------------
   130,000,000   Total Repurchase Agreements                                                                130,000,000
--------------                                                                                           --------------

U.S. Government Agency (0.63%)
----------------------------------------------------------------------------------------------------------------------------
$   30,000,000   Federal Home Loan Mortgage Corporation                         10/23/06        4.25%    $   30,000,000
--------------                                                                                           --------------
    30,000,000   Total U.S. Government Agency                                                                30,000,000
--------------                                                                                           --------------

U.S. Government Agency Medium Term Note (0.53%)
----------------------------------------------------------------------------------------------------------------------------
$   25,000,000   Federal Home Loan Bank                                         02/03/06        3.30%    $   25,000,000
--------------                                                                                           --------------
    25,000,000   Total U.S. Government Agency Medium Term Note                                               25,000,000
--------------                                                                                           --------------

Variable Rate Demand Instruments (j) (17.87%)
----------------------------------------------------------------------------------------------------------------------------
$    1,965,000   361 Summit Blvd. LLC - Series 2003
                 LOC First Commercial Bank                                      05/01/28        3.91%    $    1,965,000
     3,500,000   1212 Jackson, LLC
                 LOC Fifth Third Bank                                           09/01/24        3.84          3,500,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    2,000,000   1800 Indian Wood
                 LOC Fifth Third Bank                                           04/01/26        3.84%    $    2,000,000
     1,990,000   2150 Investment Company - Series 1997
                 LOC Fifth Third Bank                                           02/01/17        3.84          1,990,000
     4,640,000   A&M Associates Project
                 LOC US Bank, N.A.                                              12/01/34        3.90          4,640,000
     2,200,000   Adams County, CO Housing Agency
                 (Semper Village Apartments) - Series 2004C
                 Guaranteed by Federal National Mortgage Association            07/15/37        3.90          2,200,000
     2,850,000   Ala Tade Food LLC
                 LOC Amsouth Bank, N.A.                                         12/01/14        3.94          2,850,000
       650,000   Alpine Capital Investment LLC
                 LOC First of America                                           09/15/27        3.94            650,000
       645,000   Andrews Laser Works Corporation
                 LOC U.S. Bank, N.A.                                            05/01/08        3.96            645,000
     1,400,000   Atlantic Tool & Die Company
                 LOC Key Bank, N.A.                                             12/01/11        3.88          1,400,000
     2,150,000   Atlantic Tool & Die Company - Series 2002
                 LOC Key Bank, N.A.                                             03/01/17        3.88          2,150,000
     1,089,000   Barnes & Thornburg
                 LOC Fifth Third Bank                                           07/01/08        3.84          1,089,000
     8,167,000   BB Auto Land of Roswell, LLC - Series 2003A
                 LOC Bank of North Georgia                                      05/01/23        3.98          8,167,000
     2,745,000   BBC, LLC
                 LOC Columbus Bank & Trust Company                              11/01/20        3.85          2,745,000
     1,000,000   Beckfield Properties, LLC
                 LOC Fifth Third Bank                                           12/01/24        3.84          1,000,000
     1,000,000   Bennett Realty LLC
                 LOC Fifth Third Bank                                           04/01/23        3.84          1,000,000
     1,090,000   Berkeley Square Retirement Center - Series 1998
                 LOC Fifth Third Bank                                           02/01/13        3.93          1,090,000
     4,000,000   Bluegrass Wireless LLC
                 LOC Fifth Third Bank                                           02/01/12        3.84          4,000,000
     3,920,000   Bob Sumerel Tire Co, Inc. - Series 1999
                 LOC Fifth Third Bank                                           04/01/19        3.84          3,920,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    2,900,000   Brookville Enterprises
                 LOC Fifth Third Bank                                           10/01/25        3.84%    $    2,900,000
     2,000,000   Budd Office Building Associate (Partnership Project) -
                 Series 1997 LOC Comerica Bank                                  10/01/47        3.88          2,000,000
     2,800,000   Burke County, GA Development Authority IDRB
                 (Lichtenberg Holdings II, LLC)
                 LOC JPMorgan Chase Bank, N.A.                                  01/01/13        3.88          2,800,000
     1,500,000   Butler County Surgical Properties
                 LOC Fifth Third Bank                                           07/01/25        3.84          1,500,000
     5,250,000   Carmichael Imaging, LLC - Series 2002
                 LOC Regions Bank                                               11/01/10        3.88          5,250,000
     4,200,000   CEGW, Inc.
                 LOC PNC Bank, N.A.                                             03/31/09        3.74          4,200,000
     2,015,000   Central Michigan Inns, LLC
                 LOC Wachovia Bank, N.A.                                        04/01/30        3.86          2,015,000
    11,900,000   CFM International, Inc. Guaranteed Notes - Series 1999A (c)
                 Guaranteed by General Electric Company                         01/01/10        3.84         11,900,000
     4,800,000   Charles K. Blandin Foundation - Series 2004
                 LOC Wells Fargo Bank, N.A.                                     05/01/19        3.93          4,800,000
     5,000,000   Charles William Properties, LLC
                 Guaranteed by Federal Home Loan Bank                           08/01/29        3.85          5,000,000
     3,450,000   Cheney Brothers, Inc.
                 LOC Wachovia Bank, N.A.                                        12/01/16        3.91          3,450,000
       890,000   Chuo Mubea Suspension Components Company
                 LOC Fifth Third Bank                                           01/01/11        3.84            890,000
     2,870,000   Cinnamon Properties, Inc.
                 LOC U.S. Bank, N.A.                                            04/01/20        3.86          2,870,000
     2,530,000   Cirrus Development Ltd.
                 LOC US Bank, N.A.                                              05/01/14        3.86          2,530,000
     6,660,000   City & County of Denver, CO COPs - Series C
                 LOC JPMorgan Chase Bank, N.A.                                  12/01/22        3.84          6,660,000
     6,075,000   City of Auburn, AL Industrial Development and Infrastructure RB
                 LOC Allied Irish Bank                                          05/01/24        3.85          6,075,000
     2,000,000   City of Portland, OR EDRB (Broadway Project) - Series 2003B
                 Insured by AMBAC Assurance Corporation                         04/01/11        3.83          2,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    1,410,000   Cole Investments LLC
                 LOC Fifth Third Bank                                           07/01/19        3.84%    $    1,410,000
     3,860,000   Columbus Area, Inc.
                 LOC Key Bank                                                   07/01/24        3.88          3,860,000
     3,100,000   Columbus, GA Development Authority
                 LOC Columbus Bank & Trust Company                              12/01/24        3.91          3,100,000
    10,260,000   Columbus, GA Development Authority
                 (Westdeutsche Landesbank, LLC Inverness II Project) -
                 Series 2001 LOC Columbus Bank & Trust Company                  12/01/21        3.94         10,260,000
     6,445,000   Columbus, GA Development Authority RB (Four J.S. Family,
                 LLP Project) LOC Columbus Bank & Trust Company                 09/01/20        3.91          6,445,000
    11,940,000   Columbus, GA Development Authority RB
                 (Four J.S. Family, LLP Project) - Series 2002
                 LOC Columbus Bank & Trust Company                              12/01/22        3.88         11,940,000
    3,210,000    Columbus, GA Development Authority RB
                 (Rivertown Pediatric Project)
                 LOC Columbus Bank & Trust Company                              05/01/23        3.91          3,210,000
    4,030,000    Columbus, GA Development Authority RB
                 (Rivertown Ford Inc. Project)
                 LOC Columbus Bank & Trust  Company                             04/01/20        3.88          4,030,000
     1,415,000   Consolidated Equities, LLC - Series 1995
                 LOC Old Kent Bank & Trust Co.                                  12/01/25        3.94          1,415,000
     7,535,000   Country Club of the South - Series 2002
                 LOC Bank of North Georgia                                      12/01/27        3.96          7,535,000
    11,640,000   County of Genessee, MI GO - Series 2005                        03/01/08        3.84         11,640,000
     6,500,000   County of Kent, MI                                             03/01/07        3.84          6,500,000
     4,950,000   Crestmont Nursing Home
                 LOC Fifth Third Bank                                           03/01/24        3.79          4,950,000
     7,500,000   Cubba Capital, LLC
                 LOC Comerica Bank                                              03/01/55        3.88          7,500,000
     4,250,000   D & G Conduit LLC - Series 2003
                 LOC Amsouth Bank, N.A.                                         10/01/23        3.85          4,250,000
    11,250,000   D.G.Y. Real Estate LP - Series 2000A
                 LOC PNC Bank, N.A.                                             05/01/20        3.74         11,250,000
     7,510,000   Daniel Land Company - Series 2004
                 LOC Columbus Bank & Trust Company                              09/01/29        3.91          7,510,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    2,140,000   Devin F. & Janis L. McCarthy - Series 1997
                 LOC U.S. Bank, N.A.                                            07/01/17        3.86%    $    2,140,000
     6,525,000   Drury Inns, Inc.
                 LOC First Commercial Bank                                      03/01/20        3.98          6,525,000
     3,745,000   Dussel Realty Investment LLC
                 LOC National City Bank                                         02/01/18        3.90          3,745,000
     5,700,000   Eagle Landing IV, Ltd.
                 LOC Regions Bank                                               09/01/26        3.85          5,700,000
     4,100,000   Eckert Seamans Cherin & Mellot, LLC - Series 2000
                 LOC PNC Bank, N.A.                                             01/01/15        3.84          4,100,000
     1,000,000   Elmhurst Memorial Healthcare
                 LOC Fifth Third Bank                                           01/01/34        3.81          1,000,000
     8,840,000   Elsinore Properties Ltd. - Series 1999
                 LOC Fifth Third Bank                                           01/01/29        3.84          8,840,000
     1,000,000   Falls Village Realty, LLC
                 LOC Fifth Third Bank                                           12/01/29        3.84          1,000,000
       900,000   Family Sports & Lifestyle RB
                 LOC Fifth Third Bank                                           09/01/22        3.84            900,000
     2,000,000   Fannin & Fannin LLC
                 LOC Fifth Third Bank                                           12/01/24        3.84          2,000,000
     4,390,000   FE, LLC - Series 1998A
                 LOC Fifth Third Bank                                           04/01/28        3.79          4,390,000
     1,500,000   Findlay Evangelical Church
                 LOC Fifth Third Bank                                           11/01/30        3.84          1,500,000
     7,000,000   Fiore Capital, LLC
                 LOC Marshall & Isley Bank                                      08/01/45        3.84          7,000,000
     2,225,000   First Metropolitan Title Company
                 LOC LaSalle Bank, N.A.                                         05/01/22        3.89          2,225,000
     1,505,000   First Park Place LLC
                 LOC Fifth Third Bank                                           12/01/19        3.84          1,505,000
    12,000,000   Flint River Services, Inc.
                 LOC Columbus Bank & Trust Company                              01/01/30        3.90         12,000,000
       805,000   Follow Thru Land and Development, LLC - Series 1998
                 LOC Key Bank, N.A.                                             11/01/13        3.88            805,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    6,130,000   Ft. Northport, LLC, AL - Series 2004
                 LOC Regions Bank                                               12/01/31        3.88%    $    6,130,000
     3,800,000   G & L Manufacturing Inc.
                 LOC Fifth Third Bank                                           07/01/20        3.84          3,800,000
     1,400,000   G & J Properties
                 LOC Fifth Third Bank                                           09/01/23        3.84          1,400,000
     3,795,000   Garden City Hospital Osteopathic - Series 1997
                 LOC First of America Bank                                      10/01/17        3.85          3,795,000
    12,150,000   Gastro Partners Land Company, LLC
                 LOC Union Planters Bank                                        03/01/35        3.85         12,150,000
     1,500,000   Genesee County, MI Taxable Obligation Notes                    11/01/08        3.91          1,500,000
     1,000,000   Gilead Friends Church
                 LOC Fifth Third Bank                                           10/01/17        3.84          1,000,000
     1,570,000   Goson Project - Series 1997
                 LOC Federal Home Loan Bank                                     11/01/17        3.90          1,570,000
     2,070,000   Grace Community Church of Amarillo
                 LOC Wells Fargo Bank, N.A.                                     02/01/30        3.88          2,070,000
     6,145,000   GRAF Brothers Flooring
                 LOC Fifth Third Bank                                           05/01/20        3.84          6,145,000
     1,490,000   Great Expectations Ltd. (Bass Chevrolet) - Series 1996
                 LOC Fifth Third Bank                                           07/01/17        3.91          1,490,000
     1,510,000   HCH, LLC - Series 2000
                 LOC Key Bank, N.A.                                             08/01/15        3.88          1,510,000
     3,375,000   Healtheum, LLC
                 LOC Wells Fargo Bank, N.A.                                     11/01/29        3.90          3,375,000
     2,470,000   Henderson, OH Regional Authority
                 LOC Fifth Third Bank                                           07/01/23        3.84          2,470,000
     7,335,000   Holland-Sheltair Aviation Funding
                 LOC Mellon Bank, N.A.                                          05/01/35        3.85          7,335,000
     1,900,000   Hoosier Stamping Manufacturing Corp.
                 LOC Fifth Third Bank                                           07/01/36        3.84          1,900,000
       995,000   Hope Realty, Ltd. & Harmony Realty (Kurtz Bros., Inc.)
                 LOC Key Bank, N.A.                                             08/01/15        3.88            995,000
     1,785,000   Hopkins Property of Talladega LLC RB
                 LOC Federal Home Loan Bank                                     10/01/16        3.31          1,785,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    1,900,000   Hopkins Waterhouse LLC Project
                 LOC National City Bank                                         06/01/20        3.90%    $    1,900,000
     2,805,000   Hostun LLC
                 LOC U.S. Bank, N.A.                                            12/01/27        3.87          2,805,000
     2,121,000   HRH Capital LLC
                 LOC Fifth Third Bank                                           03/01/22        3.84          2,121,000
     3,040,000   Hudson Toyota And Hyundai Realty LLC
                 LOC Fifth Third Bank                                           04/01/23        3.84          3,040,000
     6,125,000   Indiana HEFA ( Porter Project - Series 2005 - B)
                 LOC Fifth Third Bank                                           06/01/19        3.79          6,125,000
     2,945,000   ILH LLC - Series 2003
                 LOC Fifth Third Bank                                           04/01/28        3.84          2,945,000
     1,160,000   ILH LLC - Series 2004
                 LOC Fifth Third Bank                                           07/01/34        3.84          1,160,000
     1,687,500   IOP Properties LLC
                 LOC Fifth Third Bank                                           04/01/44        3.84          1,687,500
       710,000   KBL Capital Fund, Inc. (BH Reality Limited Partnership)
                 LOC Fifth Third Bank                                           05/01/21        3.84            710,000
     3,458,000   KFDT L.P.
                 LOC Fifth Third Bank                                           04/01/35        3.84          3,458,000
     4,810,000   Kingston Healthcare Company - Series 1997A
                 LOC Fifth Third Bank                                           08/01/25        3.79          4,810,000
     2,485,000   Kingston Healthcare Company - Series 1997A
                 LOC Fifth Third Bank                                           11/01/17        3.86          2,485,000
     1,910,000   Kingston Healthcare Company - Series 1998A
                 LOC Fifth Third Bank                                           03/01/18        3.86          1,910,000
     1,335,000   Kissel Holdings, Inc. - Series 2000
                 LOC Firstar Bank                                               12/01/20        3.96          1,335,000
     1,200,000   Kit Carson County, CO Agricultural Development RB
                 (Midwest Farms, LLC) - Series 1997
                 LOC Wells Fargo Bank, N.A.                                     06/01/27        3.84          1,200,000
     4,290,000   Kool Capital, LLC
                 LOC Michigan National Bank                                     04/01/29        3.96          4,290,000
     2,255,000   L3 Corporation - Series 2002
                 LOC Fifth Third Bank                                           11/01/17        3.84          2,255,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    4,750,000   Lakeland Income Properties, LLC
                 LOC Federal Home Loan Bank                                     04/01/29        3.88%    $    4,750,000
     4,385,000   Laminations, Inc. & Santana Products - Series 1999
                 LOC PNC Bank, N.A.                                             08/31/15        3.74          4,385,000
     6,260,000   Laurel County, KY Industrial Building RB
                 (Consolidated Biscuit Company Project)
                 LOC Fifth Third Bank                                           03/01/15        3.90          6,260,000
    12,775,000   Lexington Financial Services Health Care RB - Series 2001
                 LOC LaSalle Bank, N.A.                                         02/01/26        3.88         12,775,000
     3,200,000   Lock Inns, Inc.
                 LOC Bank of North Georgia                                      02/01/23        4.07          3,200,000
     1,770,000   Lockland Development Company Ltd. - Series 2000
                 LOC US Bank, N.A.                                              07/01/20        3.91          1,770,000
       530,000   LRC - B Wadsworth Investors, Ltd.
                 LOC U.S. Bank, N.A.                                            09/01/17        4.01            530,000
     1,000,000   LRC Meadows Investor LLC
                 LOC JPMorgan Chase Bank, N.A.                                  12/01/34        4.01          1,000,000
     7,830,000   Madison, WI Community Development Authority RB
                 (Block 89 Project) - Series 1996A                              01/01/19        3.84          7,830,000
     6,135,000   Madison, WI Community Development Authority RB
                 (Block 89 Project) - Series 2000                               07/01/20        3.84          6,135,000
     2,900,650   Materials Processing Inc.
                 LOC Fifth Third Bank                                           09/01/34        3.84          2,900,650
     2,935,000   Maximum Principle Amount Limited Partnership
                 (Riverview Medical Office Building)
                 LOC National City Bank                                         11/01/17        3.90          2,935,000
     6,850,000   MBE Investment Company LLC
                 LOC Comerica Bank                                              12/01/54        3.88          6,850,000
     7,880,000   MCSH Real Estate Investors, LLC
                 LOC First Tennessee Bank                                       09/01/21        3.88          7,880,000
     1,250,000   Miami River Stone Company
                 LOC U.S. Bank, N.A.                                            08/01/09        3.93          1,250,000
     1,145,000   Michigan City, IN EDC
                 LOC Fifth Third Bank                                           10/01/13        3.84          1,145,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    1,000,000   Michigan Equity Group
                 LOC Fifth Third Bank                                           04/01/34        3.84%    $    1,000,000
     2,245,000   Michigan HEFA (Hope College) - Series 1996M
                 LOC Old Kent Bank & Trust Co.                                  10/01/16        3.89          2,245,000
       925,000   Milwaukee, WI (Historic Third Ward Parking Project)
                 LOC Northern Trust Company                                     09/01/28        3.94            925,000
     2,200,000   Mississippi Business Finance Corporation (Colle Towing Project)
                 LOC Regions Bank                                               10/01/19        3.88          2,200,000
     2,510,000   Mississippi Business Finance Corporation IDRB
                 (Howard Industries, Inc.) - Series 1995
                 LOC Amsouth Bank, N.A.                                         06/01/10        3.88          2,510,000
     7,225,000   Mississippi Business Finance Corporation, IDRB
                 (Lextron-Visteon Leasing Project) - Series 2003
                 LOC JPMorgan Chase Bank, N.A.                                  12/01/27        3.86          7,225,000
     4,800,000   Mississippi Business Finance Corporation IDRB
                 (Pottery Barn Inc. Project)
                 LOC Bank of America                                            06/01/24        3.84          4,800,000
     4,995,000   Mississippi Business Finance Corporation IDRB
                 (TTW Farm Products Inc.)
                 LOC Amsouth Bank, N.A.                                         11/01/11        3.88          4,995,000
     7,860,000   Montgomery County, PA (Brookside Manor)
                 Collateralized by Federal National Mortgage Association        08/15/31        3.84          7,860,000
     5,665,000   Montgomery County, PA (Kingswood Apartments Project)
                 Collateralized by Federal National Mortgage Association        08/15/31        3.84          5,665,000
       865,000   Montgomery, AL IDB (The Jobs Company, LLC Project) - Series 1996C
                 LOC Columbus Bank & Trust Company                              07/01/16        3.85            865,000
     1,250,000   Mount Carmel West Medical Office Building Limited Partnership
                 LOC National City Bank                                         08/01/19        3.90          1,250,000
     1,900,000   Mrs. K.C. Jordan & Associates, Inc.
                 LOC Fifth Third Bank                                           04/01/23        3.84          1,900,000
     3,000,000   Nebar Investments, LLC
                 LOC Fifth Third Bank                                           07/01/50        3.84          3,000,000
     4,525,000   New Hampshire HEFA (Weeks Medical Center)
                 LOC Allied Irish Bank                                          07/01/35        3.80          4,525,000
     1,815,000   New Lexington Clinic, P.S.C.
                 LOC Fifth Third Bank                                           05/01/18        3.84          1,815,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$      150,000   New York City, NY IDA (J&J Farms Creamery) - Series 1988C
                 LOC Bank of New York                                           05/01/08        4.04%    $      150,000
     9,000,000   New York State HFA RB (Saxon Housing) - Series 1997A
                 Collateralized By Federal National Mortgage Association        05/15/30        2.76          9,000,000
     2,500,000   New York State HFA RB (345 East 94th Street)
                 Guaranteed by Federal Home Loan Mortgage Corporation           11/01/31        3.86          2,500,000
     1,600,000   NOS Properties, LLC
                 LOC Fifth Third Bank                                           08/01/24        3.84          1,600,000
     7,700,000   North Lagoon Partners, Inc.
                 LOC Columbus Bank & Trust Company                              10/01/29        3.85          7,700,000
     1,885,000   NPI Capital, LLC
                 LOC Standard Federal Bank, N.A.                                07/01/29        3.94          1,885,000
     9,211,000   Nugent Sand Company - Series 1999
                 LOC National City Bank of Kentucky                             11/01/11        3.90          9,211,000
     6,900,000   Olathe, KS IDRB
                 LOC Svenska Handelsbanken                                      03/01/27        3.99          6,900,000
     1,659,000   Olszeski Properties, Inc. - Series 1996
                 LOC Key Bank, N.A.                                             09/01/16        3.88          1,659,000
     6,140,000   Opelika Industrial Park Project - Series 1998A
                 Insured by MBIA Insurance Corp.                                06/01/23        3.93          6,140,000
     1,070,000   Oswego County, NY IDA Civic Facilities
                 (OH Properties, Inc Project - B)
                 LOC Manufacturers & Traders Trust Co.                          06/01/24        3.89          1,070,000
     6,790,000   Palmetto NW, LLC
                 LOC National Bank of South Carolina                            05/01/29        3.91          6,790,000
     2,425,000   Parisi Investment, LP & Supply Co. - Series 1998
                 LOC US Bank, N.A.                                              05/01/18        3.86          2,425,000
     1,030,000   PBSI Properties, LLC
                 LOC Huntington National Bank                                   03/01/34        3.96          1,030,000
     1,980,000   Peachtree Crest Professional Offices - Series 2003
                 LOC Bank of North Georgia                                      03/01/23        3.96          1,980,000
    19,000,000   Pell City, AL Special Care Facilities Financial Authority Revenue
                 (Noland Health Services)
                 LOC Allied Irish Bank                                          12/01/34        3.84         19,000,000
     4,000,000   Pennsylvania Economic Development Authority RB
                 LOC PNC Bank, N. A                                             08/01/25        3.84          4,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    4,600,000   Pennsylvania Economic Development Authority RB
                 LOC PNC Bank, N.A.                                             08/01/28        3.84%    $    4,600,000
     2,670,000   Pomeroy Investments, LLC - Series 1997
                 LOC U.S. Bank, N.A.                                            05/01/17        3.86          2,670,000
     1,675,000   R.M.D. Corporation
                 LOC Fifth Third Bank                                           06/01/13        3.84          1,675,000
     3,850,000   Radiation Oncology Partners, LLP
                 LOC South Trust Bank                                           08/01/18        3.88          3,850,000
     2,590,000   Realty Holdings Co. LLC
                 LOC Fifth Third Bank                                           05/01/24        3.84          2,590,000
     5,015,000   Reynolds Road Fitness Center, - Series 1998
                 LOC Fifth Third Bank                                           01/01/19        3.84          5,015,000
     3,775,000   Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
                 LOC Comerica Bank                                              06/01/33        3.90          3,775,000
     4,460,000   Rockwood Quarry LLC
                 LOC Fifth Third Bank                                           12/01/22        3.79          4,460,000
     4,890,000   Rogers Bridge Road and Southern Properties, LLC - Series 2002
                 LOC Bank of North Georgia                                      01/01/23        4.01          4,890,000
     2,100,000   Royce G. Pulliam M&A LLC
                 LOC Fifth Third Bank                                           08/01/25        3.84          2,100,000
     2,085,000   Rumpf Development, Ltd.
                 LOC Key Bank, N.A.                                             08/01/17        3.88          2,085,000
       770,000   S & L Plastic Inc.
                 LOC Fleet Bank                                                 07/01/08        3.88            770,000
     1,090,000   S & S Partnership (Model Graphics) - Series 1999
                 LOC U.S. Bank, N.A.                                            09/01/19        3.96          1,090,000
     6,500,000   Saginaw County, MI GO Limited Tax Notes, - Series 2005         03/01/08        3.84          6,500,000
     1,400,000   Sand Run Nursery & Preserve LLC
                 LOC US Bank, N.A.                                              03/01/24        3.93          1,400,000
     2,560,000   Savoy Properties, Ltd.
                 LOC Key Bank, N.A.                                             08/01/20        3.88          2,560,000
     2,500,000   Schenectady Metroplex Development Authority
                 Insured by FSA                                                 08/01/28        3.84          2,500,000
     3,700,000   Schenectady County, NY IDA (MVP Garage Project) - Series 2000A
                 LOC Fleet Bank                                                 11/01/10        3.89          3,700,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    4,510,000   Security Self-Storage, Inc. - Series 1995
                 LOC Bank One                                                   02/01/19        3.90%    $    4,510,000
     2,800,000   Security Self-Storage, Inc. - Series 2005
                 LOC Fifth third Bank                                           05/01/35        3.84          2,800,000
     3,330,000   Servaas, Inc. - Series 2003
                 LOC Fifth Third Bank                                           03/01/13        3.84          3,330,000
     3,375,000   Shepherd Capital LLC
                 LOC Fifth Third Bank                                           03/15/49        3.96          3,375,000
     5,170,000   Smugglers Notch Management Company, Ltd. and
                 Smugglers Notch Investment Company, Ltd. - Series 2000
                 LOC Key Bank, N.A.                                             09/01/15        3.88          5,170,000
     1,300,000   Soaring Eagle Partners, L.P. - Series 2000A
                 LOC PNC Bank, N.A.                                             12/01/15        3.74          1,300,000
     7,200,000   Southeast Alabama Gas District RB (Lateral Project)
                 Insured by AMBAC Assurance Corporation                         06/01/25        3.88          7,200,000
     7,300,000   Southern Central Communicate
                 LOC Fifth Third Bank                                           04/01/18        3.79          7,300,000
     4,100,000   Southwestern Ohio Steel, Inc.
                 LOC U. S. Bank, N.A.                                           04/01/08        3.86          4,100,000
     1,355,000   Stallard-Schrier Corporation
                 LOC Fifth Third Bank                                           09/01/16        3.93          1,355,000
     1,060,000   State Crest Ltd. - Series 2000
                 LOC Fifth Third Bank                                           06/01/23        3.86          1,060,000
     5,101,000   Stonegate-Partners I, LLC
                 (Stonegate Partners Project) - Series 2002
                 LOC US Bank, N.A.                                              06/01/34        3.90          5,101,000
     1,205,000   T.D. Management Ltd. - Series 1996
                 LOC Fifth Third Bank                                           01/01/11        3.93          1,205,000
     2,300,000   Tampa Bay, FL (Elders Land Development)
                 LOC Fifth Third Bank                                           09/01/23        3.84          2,300,000
     2,760,000   Tant Real Estate, LLC - Series 2003
                 LOC Columbus Bank & Trust Company                              03/01/23        3.88          2,760,000
     3,340,000   Taylor STN Surgery Center
                 LOC National City Bank                                         12/01/22        3.90          3,340,000
     7,260,000   Thayer Properties II, LLC
                 LOC Columbus Bank & Trust Company                              09/01/21        3.98          7,260,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    3,250,000   The Hennegan Company
                 LOC US Bank, N.A.                                              10/01/11        3.86%    $    3,250,000
     1,905,000   The Home City Ice Company & HC Transport, Inc.
                 LOC U.S. Bank, N.A.                                            05/01/19        3.91          1,905,000
    25,000,000   The Salvation Army
                 LOC The Bank of New York                                       02/01/35        3.82         25,000,000
     6,460,000   The Shoppes at Edgewater - Series 2003
                 LOC Amsouth Bank, N.A.                                         01/01/23        3.88          6,460,000
     7,170,000   Three Reading LP
                 LOC Federal Home Loan Bank                                     06/01/24        3.91          7,170,000
       270,000   Town of Greendale, IN EDA RB - Series 1993B
                 LOC National City Bank                                         12/01/05        4.00            270,000
     3,090,000   Town of Islip, NY IDA (Brentwood Real Estate LLC)
                 LOC Citibank, N.A.                                             11/01/20        3.87          3,090,000
     6,425,000   Triple Crown Investments, LLC
                 Guaranteed by Federal Home Loan Bank                           08/01/25        3.85          6,425,000
     2,105,000   Trotman Bay Minette, Inc.
                 LOC Columbus Bank & Trust Company                              01/01/21        3.85          2,105,000
     2,780,000   Twelfth Street Partners, LLC
                 LOC Fifth Third Bank                                           04/01/25        3.84          2,780,000
     4,790,000   Unico Alloys & Metals
                 LOC National City Bank of Pennsylvania                         08/01/24        3.86          4,790,000
       845,000   Vincent Enterprise & Partners - Series 2001
                 LOC Key Bank, N.A.                                             03/01/20        3.88            845,000
     1,720,000   Vista Funding Corporation - Series 1997A
                 LOC Fifth Third Bank                                           07/01/15        3.91          1,720,000
       935,000   Walt Sweeney Ford - Series 1996
                 LOC Fifth Third Bank                                           01/01/12        3.96            935,000
       720,000   Warrior Roofing Manufacturing, Inc.
                 LOC Columbus Bank & Trust Company                              09/01/26        4.03            720,000
     3,940,000   Watson's Dayton Properties, LLC - Series A
                 LOC US Bank, N.A.                                              07/01/18        3.86          3,940,000
     7,055,000   Wellington Green LLC
                 LOC Charter One Bank                                           04/01/29        3.88          7,055,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Variable Rate Demand Instruments (j) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    9,900,000   Wellstone Mills LLC
                 LOC PNC Bank, N.A.                                             12/15/24        3.84%    $    9,900,000
     3,400,000   West Coast Pack, LLC
                 LOC LaSalle Bank, N.A.                                         07/01/35        3.90          3,400,000
     2,000,000   Westchester County, NY IDA RB (B.W.P. Distributors Inc.)
                 LOC Wachovia Bank, N.A.                                        10/01/28        3.91          2,000,000
       575,000   Westchester Presbyterian Church
                 LOC U.S. Bank, N.A.                                            09/01/13        4.01            575,000
     4,065,000   William Morris Reality Greystone - Series 2003
                 LOC Amsouth Bank, N.A.                                         01/01/19        3.94          4,065,000
     5,000,000   Willow Creek Interest LLC
                 LOC Fifth Third Bank                                           04/01/25        3.84          5,000,000
     1,485,000   Wilmington Iron & Metal Company
                 LOC Bank One                                                   08/01/14        3.86          1,485,000
     5,445,162   Wilmington Trust Company
                 Guaranteed by General Electric Company                         01/01/11        3.84          5,445,162
     9,375,000   Winder-Barrow Industrial Building Authority
                 (The Concrete Company Project) - Series 2000
                 LOC Columbus Bank & Trust Company                              02/01/20        3.88          9,375,000
     1,255,000   Windsor Medical Center, Inc.
                 LOC Federal Home Loan Bank                                     12/03/18        3.90          1,255,000
     1,000,000   Word of Deliverence
                 LOC Fifth Third Bank                                           12/01/24        3.84          1,000,000
     8,065,000   Zirbser Greenbriar Inc.
                 LOC Federal Home Loan Bank                                     01/01/26        4.07          8,065,000
--------------                                                                                           --------------
   847,814,312   Total Variable Rate Demand Instruments                                                     847,814,312
--------------                                                                                           --------------
Yankee Certificates of Deposit (16.78%)
----------------------------------------------------------------------------------------------------------------------------
$   50,000,000   Abbey National PLC                                             11/01/05        3.77%    $   50,000,000
    80,000,000   Banco Bilbao de Vizcaya                                        10/17/05        3.64         80,000,177
   115,000,000   Barclays Bank PLC                                              11/14/05        3.74        114,999,790
    50,000,000   Credit Suisse First Boston                                     10/11/05        3.62         50,000,138
    50,000,000   Credit Suisse First Boston                                     11/14/05        3.73         50,000,304
   100,000,000   Credit Suisse First Boston                                     11/23/05        3.84        100,000,000
    35,900,000   Dexia Credit Local de France                                   10/25/05        3.66         35,898,196

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Yankee Certificates of Deposit (Continued)
----------------------------------------------------------------------------------------------------------------------------
$  100,000,000   HSBC Bank PLC                                                  11/09/05        3.70%    $  100,000,000
    40,000,000   HSBC Bank PLC                                                  11/10/05        3.72         40,000,220
    50,000,000   HSH Nordbank AG                                                10/27/05        3.80         50,000,180
    50,000,000   HSH Nordbank AG                                                11/01/05        3.81         49,998,610
    25,000,000   HSH Nordbank AG                                                12/16/05        3.83         25,000,000
    35,000,000   Societe Generale                                               11/28/05        3.80         35,000,000
    15,000,000   Svenska Handelsbanken                                          10/12/05        3.61         15,000,023
--------------                                                                                           --------------
   795,900,000   Total Yankee Certificates of Deposit                                                       795,897,638
--------------                                                                                           --------------
                 Total Investments (99.93%) (Cost $4,740,526,793+)                                        4,740,526,793
                 Cash and other assets, net of liabilities (0.07%)                                            3,539,733
                                                                                                         --------------
                 Net Assets (100.00%)                                                                    $4,744,066,526
                                                                                                         ==============

                + Aggregate cost for income tax purposes is identical.

FOOTNOTES:

(a) The interest  rate changes daily based upon Federal funds target plus 0.05%.
(b) The  interest  rate  changes  daily based upon Prime minus  2.935%.
(c) The interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.
(d) The  interest  rate is  adjusted monthly  based upon one month LIBOR Plus
    0.01%.
(e) The  interest  rate is adjusted  monthly  based upon one month LIBOR plus
    0.10%.
(f) The interest rate is adjusted  monthly based upon one month LIBOR.
(g) The interest rate is  adjusted  monthly  based  upon one month  LIBOR  minus
    0.04%.
(h) The interest  rate is adjusted  monthly  based upon one month LIBOR plus
    0.04%.
(i) The interest  rate is adjusted  monthly based upon one month LIBOR plus
    0.02%.
(j) These securities have a 7-day put feature exercisable by the fund at par value. Rate changes weekly.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

KEY:

COPs     =    Certificates of Participation                HEFA     =    Health & Education Facilities Authority
EDA      =    Economic Development Authority               HFA      =    Housing Finance Authority
EDC      =    Economic Development Corporation             IDA      =    Industrial Development Authority
EDRB     =    Economic Development Revenue Bond            IDB      =    Industrial Development Bond
FSA      =    Financial Security Assurance                 IDRB     =    Industrial Development Revenue Bond
FNMA     =    Federal National Mortgage Association        LOC      =    Letter of Credit
GNMA     =    Government National Mortgage Association     PFA      =    Public Finance Authority
GO       =    General Obligation                           RB       =    Revenue Bond


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

-----------------------------------------------------------------------------------
    Securities Maturing in                Value                % of Portfolio
-----------------------------------------------------------------------------------
  Less than 31 Days                  $ 3,056,600,700                64.48%
  31 through 60 Days                   1,486,589,642                31.36
  61 through 90 Days                     123,511,451                 2.60
  91 through 120 Days                            -0-                  -0-
  121 through 180 Days                    25,000,000                 0.53
  Over 180 Days                           48,825,000                 1.03
-----------------------------------------------------------------------------------
  Total                              $ 4,740,526,793               100.00%
-----------------------------------------------------------------------------------










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
Floating Rate Securities (2.96%)
----------------------------------------------------------------------------------------------------------------------------
$    5,000,000   Federal National Mortgage Association                          10/07/05        2.47%    $    5,000,082
     5,000,000   Federal National Mortgage Association                          10/07/05        3.66          5,000,005
--------------                                                                                           --------------
    10,000,000   Total Floating Rate Securities                                                              10,000,087
--------------                                                                                           --------------
Loan Participation (8.88%)
----------------------------------------------------------------------------------------------------------------------------
$   30,000,000   Army and Air Force Exchange Service with JPMorgan Chase Bank,
                 N.A.                                                           12/29/05        3.84%    $   30,000,000
--------------                                                                                           --------------
    30,000,000   Total Loan Participation                                                                    30,000,000
--------------                                                                                           --------------
Repurchase Agreements (47.93%)
----------------------------------------------------------------------------------------------------------------------------
$   28,000,000   Bank of America, purchased on 09/30/05,
                 repurchase proceeds at maturity $28,008,750
                 (Collateralized by $28,861,832, GNMA, 5.000%,
                 due 05/20/31, value $28,444,049)                               10/03/05        3.75%    $   28,000,000
    52,000,000   Citibank, purchased on 09/30/05,
                 repurchase proceeds at maturity $ 52,016,467
                 (Collateralized by $97,653,442, GNMA, 4.500% to 5.500%,
                 due 01/20/32 to 09/15/35, value $52,843,588)                   10/03/05        3.80         52,000,000
    22,000,000   J.P. Morgan Securities, Inc., purchased on 09/30/05,
                 repurchase proceeds at maturity $ 22,006,875
                 (Collateralized by $27,081,000, RFIN, 0.000%,
                 due 10/15/07 to 01/15/15, value $22,442,457)                   10/03/05        3.75         22,000,000
    60,000,000   UBS Paine Webber, purchased on 09/30/05, repurchase proceeds at maturity $60,019,150 (Collateralized $91,892,000, RFIN, 0.000%,
                 due 10/15/05 to 04/15/30, value $61,201,017)                   10/03/05        3.83         60,000,000
--------------                                                                                           --------------
   162,000,000   Total Repurchase Agreements                                                                162,000,000
--------------                                                                                           --------------
U.S. Government Agency Discount Notes (32.27%)
----------------------------------------------------------------------------------------------------------------------------
$    1,430,000   Federal Farm Credit Bank                                       11/18/05        2.86%    $    1,424,700
     1,600,000   Federal Home Loan Mortgage Corporation                         10/11/05        3.65          1,598,378
     1,000,000   Federal Home Loan Mortgage Corporation                         05/08/06        4.12            975,545
    10,000,000   Federal Home Loan Mortgage Corporation                         11/30/05        2.97          9,952,000
     5,000,000   Federal Home Loan Mortgage Corporation                         11/01/05        3.01          4,987,359
     2,750,000   Federal Home Loan Mortgage Corporation                         11/04/05        3.24          2,749,268
     1,750,000   Federal Home Loan Mortgage Corporation                         10/04/05        3.25          1,749,532
     1,200,000   Federal Home Loan Mortgage Corporation                         10/04/05        3.54          1,199,648

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
U.S. Government Agency Discount Notes (Continued)
----------------------------------------------------------------------------------------------------------------------------
$    5,100,000   Federal Home Loan Mortgage Corporation                         10/25/05        3.56%    $    5,087,998
     1,635,000   Federal Home Loan Mortgage Corporation                         10/18/05        3.58          1,632,250
     2,450,000   Federal Home Loan Mortgage Corporation                         10/25/05        3.58          2,444,185
     1,400,000   Federal Home Loan Mortgage Corporation                         10/25/05        3.59          1,396,668
     1,715,000   Federal Home Loan Mortgage Corporation                         10/26/05        3.59          1,710,749
     5,000,000   Federal Home Loan Mortgage Corporation                         10/31/05        3.60          4,985,083
     1,900,000   Federal Home Loan Mortgage Corporation                         10/25/05        3.61          1,895,440
     1,100,000   Federal Home Loan Mortgage Corporation                         12/09/05        3.61          1,092,494
     5,000,000   Federal Home Loan Mortgage Corporation                         11/01/05        3.62          4,984,500
     5,550,000   Federal Home Loan Mortgage Corporation                         10/04/05        3.65          5,548,312
     2,441,000   Federal Home Loan Mortgage Corporation                         12/12/05        3.66          2,423,327
     4,822,000   Federal Home Loan Mortgage Corporation                         11/15/05        3.67          4,800,000
     5,000,000   Federal Home Loan Mortgage Corporation                         12/12/05        3.71          4,963,400
     5,000,000   Federal Home Loan Mortgage Corporation                         01/17/06        3.72          4,944,950
     1,040,000   Federal Home Loan Mortgage Corporation                         11/15/05        3.73          1,035,177
     1,030,000   Federal Home Loan Mortgage Corporation                         11/22/05        3.78          1,024,412
     3,390,000   Federal Home Loan Mortgage Corporation                         12/13/05        3.81          3,364,157
     1,035,000   Federal Home Loan Mortgage Corporation                         03/15/06        3.96          1,016,642
     3,492,000   Federal Home Loan Mortgage Corporation                         03/23/06        3.98          3,426,722
     1,482,000   Federal Home Loan Mortgage Corporation                         07/25/06        3.98          1,434,977
     5,000,000   Federal Home Loan Mortgage Corporation                         05/30/06        4.06          4,868,119
     1,085,000   Federal National Mortgage Association                          10/05/05        3.53          1,084,576
     1,000,000   Federal National Mortgage Association                          10/12/05        3.55            998,921
     1,200,000   Federal National Mortgage Association                          10/26/05        3.55          1,197,056
     1,409,000   Federal National Mortgage Association                          10/24/05        3.57          1,405,804
     2,000,000   Federal National Mortgage Association                          10/24/05        3.58          1,995,451
     1,000,000   Federal National Mortgage Association                          01/30/06        3.61            994,782
     1,100,000   Federal National Mortgage Association                          11/09/05        3.64          1,095,686
     2,630,000   Federal National Mortgage Association                          12/19/05        3.72          2,608,761
     1,000,000   Federal National Mortgage Association                          12/12/05        3.83            992,400
     1,831,000   Federal National Mortgage Association                          01/27/06        3.89          1,808,092
     1,196,000   Federal National Mortgage Association                          04/28/06        4.12          1,168,087
     5,000,000   Federal National Mortgage Association                          10/21/05        3.78          4,995,182
--------------                                                                                           --------------
   109,763,000  Total U.S. Government Agency Discount Notes                                                 109,060,790
--------------                                                                                           --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date         Yield          (Note 1)
    ------                                                                        ----         ------          ------
U.S. Government Agency Medium Term Notes (7.65%)
----------------------------------------------------------------------------------------------------------------------------
$    5,000,000   Federal Home Loan Bank                                         02/03/06        3.03%    $    5,000,000
     2,000,000   Federal Home Loan Bank                                         11/04/05        3.65          1,997,704
     4,000,000   Federal Home Loan Bank                                         11/25/05        3.72          3,988,927
     5,000,000   Federal Home Loan Mortgage Corporation                         10/23/06        4.25          5,000,000
     4,900,000   Federal Home Loan Mortgage Corporation                         12/01/05        3.70          4,887,190
     5,000,000   Federal National Mortgage Association                          08/08/06        4.00          5,000,000
--------------                                                                                           --------------
    25,900,000   Total U.S. Government Agency Medium Term Notes                                              25,873,821
--------------                                                                                           --------------
                 Total Investments (99.69%) (Cost $336,934,698+)                                            336,934,698
                 Cash and other assets, net of liabilities (0.31%)                                            1,035,652
                                                                                                         --------------
                 Net Assets (100.00%)                                                                    $  337,970,350
                                                                                                         ==============

                + Aggregate cost for federal income tax purposes is identical.

KEY:
GNMA      =    Government National Mortgage Association
RFIN      =    Resolution Funding Corporation Strip Interest

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

----------------------------------------------------------------------------------
    Securities Maturing in               Value                % of Portfolio
----------------------------------------------------------------------------------
  Less than 31 Days                   $ 245,689,505               72.92%
  31 through 60 Days                     30,323,548                9.00
  61 through 90 Days                     30,283,729                8.99
  91 through 120 Days                     6,753,042                2.00
  121 through 180 Days                   10,438,145                3.10
  Over 180 Days                          13,446,729                3.99
----------------------------------------------------------------------------------
  Total                               $ 336,934,698              100.00%
----------------------------------------------------------------------------------





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (b) (6.65%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,070,000   City of Dayton, KY Industrial Building RB
              (RADAC Corporation Project) - Series 1994C (c)
              LOC Fifth Third Bank                                              10/01/05    2.65%    $ 1,070,000
  6,500,000   Harford County, MD (A.O. Smith) (c)
              LOC Comerica Bank                                                 03/01/06    3.10       6,500,000
  2,500,000   Michigan Strategic Fund Limited Obligation RB
              (Donnelly Corporation Project) - Series B (c)
              LOC Bank of Nova Scotia                                           10/01/05    2.55       2,500,000
  2,450,000   North Carolina Industrial Facility PCFA RB
              (GVK America Inc. Project) (c)
              LOC Citibank, N.A.                                                12/01/05    2.80       2,450,000
  2,460,000   Pooled Puttable Floating Option Tax Exempts Receipts -
              Series PPT-33
              LOC Merrill Lynch & Company, Inc.                                 12/15/05    2.70       2,460,000               A1+
-----------                                                                                          -----------
 14,980,000   Total Put Bonds                                                                         14,980,000
-----------                                                                                          -----------
Tax Exempt Commercial Paper (10.93%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Burke County, GA Development Authority
              (Ogelthorpe Power) - Series 1998B
              Insured by AMBAC Indemnity Corp.                                  10/04/05    2.43%    $ 3,000,000    VMIG-1     A1+
  1,750,000   City of Austin, TX (Travis & William) Utility System Notes - Series A
              LOC Bayerische Landesbank, A.G./Morgan Guaranty
              Trust Company/State Street Bank & Trust Co.                       10/05/05    2.50       1,750,000     P-1       A1+
  5,250,000   City of Brownsville, TX Utility System - Series A
              LOC State Street Bank & Trust Co.                                 10/11/05    2.64       5,250,000     P-1       A1+
  1,000,000   City of St.Louis, MO Airport
              LOC JPMorgan Bank, N.A.                                           11/02/05    2.75       1,000,000     P-1       A1+
  2,600,000   San Antonio, TX - Series 2001                                     10/05/05    2.50       2,600,000     P-1       A1+
  1,000,000   State of Michigan GO (School Loan Board) - Series 2004A (c)       10/05/05    2.20       1,000,000
  5,000,000   Sunshine State Government Financing Commission RB
              (Miami - Dade) - Series G                                         10/06/05    2.68       5,000,000               A1+
  5,000,000   Washington, DC Metropolitan Airport Authority
              General Airport Notes
              LOC Bank of America                                               10/19/05    2.67       5,000,000               A1
-----------                                                                                          -----------
 24,600,000   Total Tax Exempt Commercial Paper                                                       24,600,000
-----------                                                                                          -----------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt General Obligation Notes & Bonds (15.05%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,150,000   Butler County, OH BAN                                             06/08/06    3.10%    $ 1,156,872     MIG-1
  1,300,000   Concord, CO Metropolitan District GO Improvement Bonds
              LOC Wells Fargo Bank, N.A.                                        12/01/05    2.25       1,300,000               A1+
  7,500,000   Dorchester County, SC (c)                                         04/14/06    2.77       7,538,371
  1,565,000   Fairborn, OH (c)                                                  06/28/06    2.78       1,578,733
  1,700,000   Green Lake, WI School District TRAN (c)                           08/29/06    3.05       1,706,766
  2,625,000   Hartland-Lakeside, WI Joint School District #3 TRAN (c)           09/20/06    2.97       2,625,719
  2,000,000   Logan County, OH Sewer Improvement (c)                            07/06/06    2.80       2,017,780
  2,000,000   Medford Township, NJ BAN (c)                                      10/06/05    1.80       2,000,323
  1,400,000   Merton, WI Community School District TRAN (c)                     10/27/06    3.00       1,400,714
  3,300,000   Middleton- Cross Plains Area School District, WI TRAN (c)         08/24/06    3.05       3,305,737
  1,600,000   Sevastopol, WI School District TRAN ( c)                          10/20/06    3.00       1,601,631
  1,830,000   Washington Court House, OH
              (Board Antic NTS - School Construction) (c)                       11/15/05    2.72       1,831,502
   825,000    Will County, IL Troy Township Community
              Consolidated School District #30C - Series B (c)
              Insured by FSA                                                    10/01/05    1.70         825,000
  5,000,000   Wyandotte County, KS - Series VIII (c)                            11/01/05    1.95       5,003,311
-----------                                                                                          -----------
 33,795,000   Total Tax Exempt General Obligation Notes & Bonds                                       33,892,459
-----------                                                                                          -----------
Variable Rate Demand Instruments (d) (64.81%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   ABN Amro Munitops Certificate Trust, Co - Series 2005-14 (c)
              Insured by FGIC                                                   06/01/13    2.77%    $ 2,000,000
  5,455,000   Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
              LOC Columbus Bank & Trust Company, Subsidiary of Synovus
              Financial Corp.                                                   09/01/27    2.98       5,455,000               A1
  3,250,000   Blue Springs, MO IDA MHRB
              (Autumn Place Apartments Project) - Series A1
              Guanranteed by Federal National Mortgage Association              08/15/37    2.81       3,250,000    VMIG-1
  1,500,000   Bridgeport, CT ROC II -R- 45
              Insured by FGIC                                                   07/15/16    2.79       1,500,000    VMIG-1
  5,670,000   Channahon, IL RB
              LOC US Bank, N.A.                                                 12/01/32    2.77       5,670,000               A1+
  2,800,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Program)
              LOC Amsouth Bank, N.A.                                            01/01/24    2.87       2,800,000    VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
  Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Clipper Tax Exempt Trust COPs - Series 1999-3                     08/01/07    2.95%    $ 1,000,000    VMIG-1
  6,707,379   Clipper Tax Exempt Trust COPs - Series 2004-3 (c)                 01/01/09    2.87       6,707,379
  1,000,000   Commomwealth of Massachusets
              (Central Artery Tunnel) - Series 2000                             12/01/30    2.83       1,000,000    VMIG-1     A1+
  1,000,000   Connecticut HFA Housing Finance Mortgage
              Program Bonds - Series 2001 A-3
              Insured by AMBAC Indemnity Corp.                                  05/15/32    2.75       1,000,000    VMIG-1     A1+
 10,300,000   Connecticut HFA Housing Finance Mortgage
              Program Bonds - Series B-3
              Insured by AMBAC Indemnity Corp.                                  05/15/33    2.75      10,300,000    VMIG-1
  4,200,000   Dekalb County, GA Housing Authority MHRB
              (Wood Hills Apartments)
              LOC Fleet Bank                                                    12/01/07    2.78       4,200,000               A1+
  6,990,000   Douglas County, NE IDRB (Phillips Manufacturing Project)
              LOC Wells Fargo Bank N.A.                                         12/01/18    2.90       6,990,000               A1+
  5,000,000   Federal Home Loan Mortgage Corporation (c)                        12/15/56    2.51       5,000,000
  4,000,000   Florida HFC RB (Stuart Pointe Apartments) - Series B-1
              LOC SunTrust Bank                                                 04/01/34    2.78       4,000,000               A1+
  2,000,000   Greenwood County, SC (Fuji Photo Film, Inc. Project)              09/01/11    2.91       2,000,000               A1+
  1,000,000   Gulf Coast, TX IDA Environmental Facilities RB
              (Citgo Petroleum corporation Project)
              LOC Royal Bank of Scotland                                        02/01/32    2.93       1,000,000    VMIG-1
  2,350,000   Harris, TX HFA MHRB (Wellington Park Apartments)
              Collateralized by Federal National Mortgage Association           02/15/37    2.81       2,350,000    VMIG-1
  3,180,000   Illinois Development Authority IDRB
              (Trim-Rite Food Corporation Project) - Series 2000
              LOC Lasalle National Bank, Subsidiary of ABN Amro Bank, N.A.      12/01/25    2.88       3,180,000               A1
  3,000,000   Illinois Development Financial Authority
              (Butterfield Creek Project) - Series 1999
              LOC Lasalle National Bank, Subsidiary of ABN Amro Bank, N.A.      04/01/39    2.88       3,000,000               A1
  5,500,000   Kansas State Department of Transportation
              Highway RB - Series C-2                                           09/01/19    2.77       5,500,000    VMIG-1     A1+
  2,400,000   La Porte County, IN EDC RB (Universal Forest Products) (c)
              LOC ABN AMRO Bank, N.A.                                           11/01/20    2.90       2,400,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Lehman Brothers Pooled Municipal Trust Receipts (c)
              Insured by MBIA Insurance Corp.                                   06/01/36    2.92%    $ 4,000,000
  1,500,000   Marshall County, WV PCRB
              LOC Royal Bank of Scotland                                        06/01/22    2.80       1,500,000    VMIG-1     A1+
  1,000,000   Miami-Dade County, FL IDA
              (Florida Power & Lightco) - Series 2003                           12/01/33    2.85       1,000,000    VMIG-1
  1,040,000   Mississippi Home Corporation Single Family Program
              (Merlots) - Series YYY
              Guaranteed by Government National Mortgage Association            12/01/31    2.82       1,040,000    VMIG-1
  9,000,000   New York State HFA RB
              Collateralized by Federal National Mortgage Association           05/15/31    2.78       9,000,000    VMIG-1
  2,465,000   North Dakota State HFA
              (Housing Finance Program - Home Mortgage) - Series B
              Insured by FSA                                                    01/01/34    2.78       2,465,000    VMIG-1
  5,500,000   Ohio State Higher Education Facilities RB
              (Pooled Financing Program) - Series A
              LOC Fifth Third Bank                                              09/01/27    2.78       5,500,000    VMIG-1
  1,000,000   Olathe, KS IDRB (Multi-Modal-Diamant Boart) - Series A (c)
              LOC Svenska Handelsbanken                                         03/01/27    2.90       1,000,000
  2,000,000   Pennsylvania EDFA (Amtrac Project) - Series 2001
              LOC JPMorgan Chase Bank, N.A.                                     11/01/41    2.84       2,000,000    VMIG-1     A1+
  1,500,000   Pennsylvania EDFA  EDRB - Series B1
              LOC PNC Bank, N.A.                                                08/01/16    2.85       1,500,000     P-1       A1+
  2,700,000   Pennsylvania EDFA  EDRB - Series B2
              LOC PNC Bank, N.A.                                                08/01/30    2.85       2,700,000     P-1       A1+
  2,000,000   Pennsylvania EDFA  EDRB - Series B3
              LOC PNC Bank, N.A.                                                08/01/12    2.85       2,000,000     P-1       A1+
  1,000,000   Pitkin County, Co IDRB (Aspen Skiing Co. Project)
              LOC JPMorgan Chase Bank, N.A.                                     04/01/14    2.86       1,000,000               A1+
  3,815,000   Plymouth, MN MHRB (At The Lake Apartments Project)
              Guaranteed by Federal Home Loan Mortgage Corporation              08/01/34    2.79       3,815,000    VMIG-1
  2,700,000   Raleigh - Durham, NC Airport Authority RB  - Series 2002
              Insured by FGIC                                                   11/01/17    2.83       2,700,000    VMIG-1
  2,750,000   Rockingham, NC IDRB PCFA (Whiteridge Project) (c)
              LOC Branch Bank & Trust Company                                   03/01/15    2.87       2,750,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,400,000   Rockingham, NC IDRB PCFA
              (Eden Customs Processing, LLC) (c)
              LOC Branch Bank & Trust Company                                   01/01/17    2.87%    $ 2,400,000
  2,665,000   South Carolina Jobs EDA RB (Diversified Coating)
              LOC Branch Bank & Trust Company                                   04/01/17    2.87       2,665,000    VMIG-1
  1,970,000   South Carolina Jobs EDA RB (Sisters of Charity)
              LOC Wachovia Bank & Trust Co., N.A.                               11/01/32    2.78       1,970,000    VMIG-1
  2,200,000   South Dakota EDRB (Hastings filters Inc. Project)
              LOC Fifth Third Bank                                              02/01/16    2.91       2,200,000               A1+
  1,300,000   St. Charles Parish, LA PCRB
              (Shell Oil Norco Project)                                         11/01/21    2.86       1,300,000    VMIG-1     A1+
  3,385,000   Troy, NY IDA Civic Facility Revenue
              (Rensselaer Polytechnic Institute) - Series E                     04/01/37    2.75       3,385,000    VMIG-1     A1+
  1,000,000   Washington HFC MHRB
              (Heatherwood Apartments Project) - Series A
              LOC US Bank, N.A.                                                 01/01/35    2.79       1,000,000               A1
  1,000,000   West Side Calhoun County, TX Navigation District
              Environmental Facilities RB (BP Chemicals Inc. Project)           10/01/30    2.93       1,000,000               A1+
  1,500,000   Whiting, IN (Amoco Oil Project)                                   07/01/31    2.93       1,500,000    VMIG-1     A1+
  1,000,000   Will County, IL IDRB (BP Amoco  Chemical Co.)                     04/01/30    2.93       1,000,000    VMIG-1     A1+
  2,000,000   Wisconsin State Health & Educational Facilities
              Insured by Ambac Indemnity Corporation                            08/15/30    2.80       2,000,000    VMIG-1     A1+
  1,250,000   York County, PA IDA Limited Obligation RB
              (Metal Exchange Corp. Project) - Series 1996 (c)
              LOC Comerica Bank                                                 06/01/06    2.96       1,250,000
-----------                                                                                         ------------
145,942,379   Total Variable Rate Demand Instruments                                                 145,942,379
-----------                                                                                         ------------
Variable Rate Demand Instrument - Private Placement (0.48%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,075,000   York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
              LOC Chase Manhattan Bank, N.A.                                    12/01/08    4.39%   $  1,075,000     P-1       A1+
-----------                                                                                         ------------
  1,075,000   Total Variable Rate Demand Instrument - Private Placement                                1,075,000
-----------                                                                                         ------------
              Total Investments (97.92%) (Cost $220,489,838+)                                        220,489,838
              Cash and other assets, net of liabilities (2.08%)                                        4,691,973
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $225,181,811
                                                                                                    ============

              + Aggregate cost for income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

BAN      =    Bond Anticipation Note                       IDA      =    Industrial Development Authority
COPs     =    Certificates of Participation                IDRB     =    Industrial Development Revenue Bond
EDA      =    Economic Development Authority               LOC      =    Letter of Credit
EDC      =    Economic Development Corporation             MHRB     =    Multi-Family Housing Revenue Bond
EDFA     =    Economic Development Finance Authority       PCFA     =    Pollution Control Finance Authority
EDRB     =    Economic Development Revenue Bond            PCRB     =    Pollution Control Revenue Bond
FGIC     =    Financial Guaranty Insurance Company         RB       =    Revenue Bond
FSA      =    Financial Security Assurance, Inc.           RN       =    Revenue Notes
GO       =    General Obligation                           ROC      =    Reset Option Certificate
HFA      =    Housing Finance Authority                    TRAN     =    Tax and Revenue Anticipation Note
HFC      =    Housing Finance Commission HFC

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

------------------------- ---------------------------- -------------------------
         States                      Value                    % of Portfolio
------------------------- ---------------------------- -------------------------
Alabama                         $   5,455,000                      2.47%
Colorado                            4,300,000                      1.95
Connecticut                        12,800,000                      5.80
District of Columbia                5,000,000                      2.27
Florida                            10,000,000                      4.53
Georgia                             7,200,000                      3.27
Illinois                           13,675,000                      6.20
Indiana                             3,900,000                      1.77
Kansas                             11,503,311                      5.22
Kentucky                            1,070,000                      0.49
Louisiana                           1,300,000                      0.59
Maryland                            6,500,000                      2.95
Massachusetts                       1,000,000                      0.45
Michigan                            3,500,000                      1.59
Minnesota                           3,815,000                      1.73
Mississippi                         1,040,000                      0.47
Missouri                            4,250,000                      1.93
Nebraska                            6,990,000                      3.17
New Jersey                          2,000,323                      0.91
New York                           12,385,000                      5.62
North Carolina                     10,300,000                      4.67
North Dakota                        2,465,000                      1.12
Ohio                               12,084,886                      5.48
Oklahoma                            6,707,379                      3.04
Pennsylvania                       10,525,000                      4.77
South Carolina                     14,173,371                      6.43
South Dakota                        2,200,000                      1.00
Tennessee                           2,800,000                      1.27
Texas                              13,950,000                      6.33
Washington                          1,000,000                      0.45
West Virginia                       1,500,000                      0.68
Wisconsin                          12,640,568                      5.73
Other Territories                  12,460,000                      5.65
------------------------- ---------------------------- -------------------------
Total                           $ 220,489,838                    100.00%
------------------------- ---------------------------- -------------------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

                                               Cortland General         U.S. Government         Municipal Money
                                               Money Market Fund              Fund                Market Fund
                                               -----------------       -----------------       -----------------
ASSETS:
  Investments in securities, at
        amortized cost (Note 1)............    $   4,610,526,793       $     174,934,698       $     220,489,838
  Repurchase Agreements....................          130,000,000             162,000,000                     -0-
  Cash.....................................                  -0-                 729,639               5,145,055
  Accrued interest receivable..............            8,744,870                 319,965                 973,067
  Prepaid expenses.........................                9,564                     831                     531
  Other receivables........................                  -0-                     767                     419
  Other assets.............................               60,592                     -0-                     -0-
                                               -----------------       -----------------        ----------------
      Total Assets.........................        4,749,341,819             337,985,899             226,608,910
                                               -----------------       -----------------        ----------------

LIABILITIES:
  Payable to affiliates*...................              136,584                   9,219                   6,107
  Due to custodian.........................            5,133,420                     -0-                     -0-
  Accounts payable portfolio purchases.....                  -0-                     -0-               1,400,714
  Accrued expenses.........................                  -0-                   6,120                  20,000
  Dividends payable........................                  382                     210                     278
  Other payable............................                4,907                     -0-                     -0-
                                               -----------------       -----------------        ----------------
      Total Liabilities....................            5,275,293                  15,549               1,427,099
                                               -----------------       -----------------        ----------------
  Net assets...............................    $   4,744,066,526       $     337,970,350        $    225,181,811
                                               =================       =================        ================

SOURCE OF NET ASSETS:
  Net capital paid in on shares
     of capital stock (Note 3).............    $   4,744,066,526       $     337,970,350        $    225,175,022
  Accumulated net realized gain ...........                  -0-                     -0-                   6,789
                                               -----------------       -----------------        ----------------
  Net assets............................$          4,744,066,526       $     337,970,350        $    225,181,811
                                               -----------------       -----------------        ----------------
  Net asset value, per share (Note 3):
  Cortland General Money Market:
    Cortland shares, ($1,210,790,513 applicable to 1,210,790,513 shares outstanding)                   $    1.00
                                                                                                       =========
    Short Term Fund shares, ($51,548,503 applicable to 51,548,503 shares outstanding)                  $    1.00
                                                                                                       =========
    Advantage shares, ($2,514,690,668 applicable to 2,514,690,668 shares outstanding)                  $    1.00
                                                                                                       =========
    Xpress shares, ($967,036,842 applicable to 967,036,842 shares outstanding)                         $    1.00
                                                                                                       =========
  Cortland U.S. Government:
    Cortland shares, ($145,263,140 applicable to 145,263,140 shares outstanding)                       $    1.00
                                                                                                       =========
    Advantage shares, ($192,707,210 applicable to 192,707,210 shares outstanding)                      $    1.00
                                                                                                       =========
  Cortland Municipal Money Market:
    Cortland Shares, ($106,058,396 applicable to 106,065,310 shares outstanding)                       $    1.00
                                                                                                       =========
    Advantage Shares, ($119,123,415 applicable to 119,131,180 shares outstanding)                      $    1.00
                                                                                                       =========

* Including fees payable to Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

                                               Cortland General         U.S. Government         Municipal Money
                                               Money Market Fund              Fund                Market Fund
                                               -----------------       -----------------       -----------------
INVESTMENT INCOME
Income:
  Interest...................................     $ 77,407,976            $  6,039,853           $  2,906,505
                                                  ------------            ------------           ------------
Expenses: (Note 2)
  Investment management fee..................       17,559,196               1,412,520                868,642
  Distribution fee (Cortland Shares).........        1,562,899                 214,450                137,219
  Distribution fee (Short Term Fund Shares)..           70,508                   --                    --
  Distribution fee (Advantage Shares)........        3,213,591                 263,399                156,636
  Distribution fee (Xpress Shares)...........        1,093,137                   --                    --
  Shareholder servicing fee (Advantage Shares)       3,213,591                 263,399                156,636
  Shareholder servicing fee (Xpress Shares)..        1,093,137                   --                    --
  Directors' fees and expenses...............           48,004                   6,860                  5,391
  Other......................................         (234,510)                 (5,002)                 7,508
                                                  ------------            ------------           ------------
     Total expenses..........................       27,619,553               2,155,626              1,332,032
     Less: Fees waived (Note 2)..............       (2,979,066)               (252,863)              (156,636)
                                                  ------------            ------------           ------------
  Net expenses...............................       24,640,487               1,902,763              1,175,396
                                                  ------------            ------------           ------------
Net investment income .......................       52,767,489               4,137,090              1,731,109

REALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized gain on investments.............              131                     -0-                  6,789
                                                  ------------            ------------           ------------
Increase in net assets from operations.......     $ 52,767,620            $  4,137,090           $  1,737,898
                                                  ============            ============           ============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                              Cortland General                 U.S. Government                Municipal Money
                                              Money Market Fund                     Fund                        Market Fund
                                         ---------------------------    ---------------------------    ---------------------------

                                         For the Six      For the       For the Six      For the       For the Six      For the
                                         Months Ended       Year        Months Ended       Year        Months Ended       Year
                                         September 30,     Ended        September 30,     Ended        September 30,     Ended
                                             2005         March 31,         2005         March 31,         2005         March 31,
                                          (Unaudited)       2005         (Unaudited)       2005         (Unaudited)       2005
                                           ---------    ------------      ---------    ------------      ---------    ------------

INCREASE (DECREASE)
 IN NET ASSETS
Operations:
Net investment income.................   $ 52,767,489   $ 37,670,239    $  4,137,090   $  2,927,825    $  1,731,109   $  1,192,858
Net realized gain on
   investments........................            131          9,511          -0-            -0-              6,789         -0-
                                        -------------   ------------     -----------    -----------     -----------    -----------
Increase in net assets
   from operations....................     52,767,620     37,679,750       4,137,090      2,927,825       1,737,898      1,192,858
Dividends to shareholders from
   net investment income:
   Cortland Shares....................    (14,202,102)    (10,364,640)    (1,854,956)    (1,314,271)       (809,000)+     (516,335)+
   Short Term Fund Shares.............       (633,477)       (562,607)         --             --              --             --
   Advantage Shares...................    (28,967,541)    (23,281,448)    (2,282,134)    (1,659,942)       (922,109)+     (676,526)+
   Xpress Shares......................     (8,964,369)     (3,461,544)         --             --              --             --
Distributions to shareholders from
   realized gains on investments:
   Cortland Shares....................            (35)         (2,416)        -0-            -0-             -0-            -0-
   Short Term Fund Shares.............             (2)           (115)         --             --              --             --
   Advantage Shares...................            (73)         (5,428)        -0-            -0-             -0-            -0-
   Xpress Shares......................            (21)         (1,552)         --             --              --             --
Capital share
   transactions (Note 3):
   Cortland Shares....................    (60,961,431)     19,722,787    (49,626,488)    (2,268,265)    (14,688,317)    14,683,763
   Short Term Fund Shares.............     (9,234,014)    (32,256,082)         --             --              --             --
   Advantage Shares...................   (177,711,351)    833,659,026    (17,522,083)   114,719,026      (7,012,852)    44,365,462
   Xpress Shares......................    163,098,784     803,938,058          --             --              --             --
                                        -------------   -------------     -----------    -----------     -----------   -----------
Total increase (decrease)                 (84,808,012)  1,625,063,789     (67,148,571)   112,404,373     (21,694,380)   59,049,222
Net assets:
Beginning of period...................  4,828,874,538   3,203,810,749     405,118,921    292,714,548     246,876,191   187,826,969
                                        -------------   -------------     -----------    -----------     -----------   -----------
End of period......................... $4,744,066,526  $4,828,874,538    $337,970,350   $405,118,921    $225,181,811  $246,876,191
                                        =============   =============     ===========    ===========     ===========   ===========
Undistributed net
   investment income.................. $       -0-     $       -0-       $     -0-      $     -0-       $     -0-     $     -0-
                                       ==============   =============     ===========    ===========     ===========   ===========

+ Designated as exempt-interest dividends for regular federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Cortland Trust, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "Act"). The Company is presently comprised of three Funds, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund. The Cortland General Money Market Fund has four classes of stock authorized, Cortland Shares, Short Term General Fund - General Shares ("Short Term Fund Shares"), Advantage Primary Liquidity Fund Shares and money market Xpress fund Shares ("Xpress Shares"). The U.S Government Fund has two classes of stock authorized, Cortland Shares and Advantage Government Liquidity Fund Shares. The Municipal Money Market Fund has two classes of stock authorized, Cortland Shares and Advantage Municipal Liquidity Fund Shares. All share classes are subject to a service fee pursuant to each Fund's Distribution Plan. The Advantage and Xpress Shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Short Term Fund Shares, Advantage Shares and Xpress Shares commenced operations on September 5, 2002, November 22, 2002 and September 17, 2004, respectively. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the Cortland Shares, Short Term Fund Shares, Advantage Shares and Xpress Shares represent the same interest in the income and assets of each Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Company accounts separately for the assets, liabilities and operations of each Fund. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase  Agreements -
     The Cortland General Money Market Fund and U.S. Government Fund may enter into repurchase agreements. In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal  Income  Taxes -
     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their tax exempt and taxable income to shareholders. Therefore, no provision for federal income tax is required.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

1. Summary of Accounting Policies (Continued)

     d) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses, if any, and amortization of market discount), determined on a class level, are declared daily and paid on the subsequent business day.
     Distributions of net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates
Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, each Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, has entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to all share classes of the Funds. For its services under the Distribution Agreement, the Distributor receives from the Funds a fee equal to 0.25% of the average daily net assets with respect to the Cortland, Short Term Fund, Advantage and Xpress Shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the Company's shares. In addition, the Distributor receives an additional 0.25% per annum in shareholder servicing fees of the Advantage and Xpress Shares' average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

During the period ended September 30, 2005, the Distributor voluntarily waived the following fees:

                                              Cortland General Money                                  Municipal Money
                                                     Market Fund          U.S. Government Fund          Market Fund
                                              ----------------------      --------------------        ---------------
Distribution fees - Cortland Shares                $    -0-                    $    -0-                  $   -0-
Distribution fees - Advantage Shares                 2,956,504                     252,863                  156,636
Shareholder servicing fees - Advantage Shares           -0-                         -0-                      -0-
Sub T/A fees - Short Term Fund Shares                   22,562                      -0-                      -0-
                                                   -----------                 -----------              -----------
     Total                                         $ 2,979,066                 $   252,863              $   156,636
                                                   ===========                 ===========              ===========

The Distributor has no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $24,000 per annum plus $2,000 for each Board of Directors' meeting attended. All directors' fees and expenses are allocated based on the average net assets of each Fund.

Included under the caption "Other Expenses" are fees of $5,641 Cortland General Money Market Fund paid to the Distributor for the Short Term Fund Shares.

3. Capital Stock
The shares outstanding in the Cortland General Money Market Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland Shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 2005, there were 11,657,111 Pilgrim Shares outstanding included in the Cortland Shares.

At September 30, 2005, 10 billion shares of $.001 par value stock of the Company were authorized, of which 7 billion are designated as Cortland General Money Market Fund shares, 1 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Money Market Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock (Continued)

                                              Cortland General                 U.S. Government                Municipal Money
                                              Money Market Fund                     Fund                        Market Fund
                                        -----------------------------    ---------------------------    ---------------------------

                                        For the Six         For the      For the Six       For the       For the Six      For the
                                        Months Ended          Year       Months Ended        Year        Months Ended       Year
                                        September 30,        Ended       September 30,      Ended        September 30,     Ended
                                            2005            March 31,        2005          March 31,         2005         March 31,
                                         (Unaudited)          2005        (Unaudited)        2005         (Unaudited)       2005
                                          ---------       -----------      ---------     -----------      ---------    ------------
Cortland Shares
Shares sold......................      2,604,022,444    4,942,380,785     451,611,359    965,631,189    351,659,415     651,908,821
Dividends reinvested.............         14,193,300       10,355,543       1,852,863      1,312,484        808,275         515,489
Shares redeemed..................     (2,679,177,175)  (4,933,013,541)   (503,090,710)  (969,211,938)  (367,156,007)   (637,740,547)
                                       -------------    -------------   -------------  -------------  -------------   -------------
Net increase (decrease)..........        (60,961,431)      19,722,787     (49,626,488)    (2,268,265)    14,688,317      14,683,763
                                       =============    =============   =============  ============== =============   =============

Short Term Fund Shares
Shares sold......................         47,554,074      130,806,122
Dividends reinvested.............            632,824          562,112
Shares redeemed..................        (57,420,912)    (163,624,316)
                                       -------------    -------------
Net increase (decrease)                   (9,234,014)     (32,256,082)
                                       =============    =============

Advantage Shares
Shares sold......................      1,116,023,036    3,291,220,460     211,518,749    403,004,347    185,236,960     366,470,960
Dividends reinvested.............         28,967,622       23,281,843       2,280,194      1,658,124        920,856         675,434
Shares redeemed..................     (1,322,702,009)  (2,480,843,277)   (231,321,026)  (289,943,445)  (193,170,668)   (322,780,932)
                                       -------------    -------------   -------------  -------------  -------------   -------------
Net increase (decrease)..........       (177,711,351)     833,659,026     (17,522,083)   114,719,026      7,012,852      44,365,462
                                       =============    =============   =============  ============== =============   =============


                                                     September 17, 2004
                                                      (Commencement of
                                                         Offering) to
                                                        March 31, 2005
                                                     ------------------
Xpress Shares
Shares sold......................      2,479,438,023    3,261,173,495
Dividends reinvested.............          8,704,761        3,457,952
Shares redeemed..................     (2,325,044,000)  (2,460,693,389)
                                       -------------    -------------
Net increase (decrease)..........        163,098,784      803,938,058
                                       =============    =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

4. Tax Information

The tax character of all distributions paid during the years ended March 31, 2005 and 2004 were as follows:

                          Cortland General Money                                                   Municipal Money
                               Market Fund                   U.S. Government Fund                    Market Fund
                      ----------------------------        ---------------------------       ---------------------------
                          Year Ended March 31,               Year Ended March 31,              Year Ended March 31,
                           2005           2004                2005            2004              2005            2004
                      -------------   ------------        ------------   ------------       ------------   ------------
Ordinary Income       $  37,679,750   $  9,891,564        $  2,974,213   $    503,886       $    -0-       $     -0-
Tax - Exempt Income         -0-            -0-                -0-             -0-              1,192,861        325,646
Long Term Capital Gains     -0-                871             -0-             -0-               -0-              8,779

At March 31, 2005, there were $331 and $3 of distributable earnings comprised entirely from ordinary income for the Cortland General Money Market Fund and the U.S. Government Fund respectively, and no distributable earnings for Municipal Money Market Fund, for income tax purposes.






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

5. Financial Highlights

                                                                   Cortland General Money Market Fund
                                      -----------------------------------------------------------------------------------------
Cortland Shares                        Six Months Ended                   For the Year Ended March 31,
---------------                       September 30, 2005  ---------------------------------------------------------------------
                                          (Unaudited)        2005           2004           2003           2002           2001
                                           ---------      ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           ---------      ---------      ---------      ---------      ---------      ---------

Income from investment operations:
   Net investment income................       0.011          0.008          0.002          0.008          0.024          0.054
   Net realized and unrealized
    gain/(loss) on investments..........       0.000          0.000          0.000          0.000          0.000          0.000
                                           ---------      ---------      ---------      ---------      ---------      ---------
   Total from investment operations.....       0.011          0.008          0.002          0.008          0.024          0.054

Less distributions from:
   Dividends from net investment income.      (0.011)        (0.008)        (0.002)        (0.008)        (0.024)        (0.054)
   Net realized gains on investments....      (0.000)        (0.000)        (0.000)        (0.000)        (0.000)        (0.000)
                                           ---------      ---------      ---------      ---------      ---------      ---------
Total distributions.....................      (0.011)        (0.008)        (0.002)        (0.008)        (0.024)        (0.054)
                                           ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period..........   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           =========      =========      =========      =========      =========      =========
Total Return............................       1.15%(a)       0.82%          0.21%          0.79%          2.43%          5.55%
Ratios/Supplemental Data
Net assets, end of period (000's).......   $1,210,791     $1,271,752     $1,252,029     $1,569,605     $1,359,746     $834,474
Ratios to average net assets:
   Expenses (net of fees waived)........       0.98%(b)       0.98%          1.00%          1.01%          1.01%          1.00%
   Net investment income................       2.27%(b)       0.82%          0.21%          0.78%          2.14%          5.37%
   Distribution fees waived.............       0.00%(b)       0.00%          0.00%          0.00%          0.01%          0.02%

(a)   Not annualized
(b)   Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights (Continued)

                                                                Cortland General Money Market Fund
                                          --------------------------------------------------------------------------
                                                                For the Year Ended
Short Term Fund Shares                     Six Months Ended          March 31,               September 5, 2002
----------------------                    September 30, 2005  ------------------------ (Commencement of Offering) to
                                              (Unaudited)        2005           2004           March 31, 2003
                                               ---------      ---------      ---------         --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period           $   1.00       $   1.00       $   1.00             $   1.00
                                               ---------      ---------      ---------            ---------

Income from investment operations:
   Net investment income....................       0.011          0.008          0.002                0.004
   Net realized and unrealized
    gain/(loss) on investments..............       0.000          0.000          0.000                0.000
                                               ---------      ---------      ---------            ---------
   Total from investment operations.........       0.011          0.008          0.002                0.004

Less distributions from:
   Dividends from net investment income.....      (0.011)        (0.008)        (0.002)              (0.004)
   Net realized gains on investments........      (0.000)        (0.000)        (0.000)              (0.000)
                                               ---------      ---------      ---------            ---------
Total distributions.........................      (0.011)        (0.008)        (0.002)              (0.004)
                                               ---------      ---------      ---------            ---------
Net asset value, end of period..............   $   1.00       $   1.00       $   1.00             $   1.00
                                               =========      =========      =========            =========
Total Return................................       1.14%(a)       0.82%          0.21%                0.35%
Ratios/Supplemental Data
Net assets, end of period (000's)...........   $  51,548      $  60,783      $  93,039            $ 163,332
Ratios to average net assets:
   Expenses (net of fees waived)............       1.00%(b)       1.00%          1.00%                1.00%
   Net investment income....................       2.25%(b)       0.74%          0.22%                0.58%
   Sub T/A/ fees waived.....................       0.08%(b)       0.08%          0.10%                0.10%

(a) Not annualized
(b) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                      Cortland General Money Market Fund
                                               --------------------------------------------------------------------------
                                                                      For the Year Ended
Advantage Shares                                Six Months Ended           March 31,              November 22, 2002
----------------                               September 30, 2005  ------------------------ (Commencement of Offering) to
                                                   (Unaudited)        2005           2004           March 31, 2003
                                                    ---------      ---------      ---------         --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                $   1.00       $   1.00       $   1.00             $   1.00
                                                    ---------      ---------      ---------            ---------

Income from investment operations:
   Net investment income.........................       0.011          0.009          0.003                0.002
   Net realized and unrealized
    gain/(loss) on investments...................       0.000          0.000          0.000                0.000
                                                    ---------      ---------      ---------            ---------
   Total from investment operations..............       0.011          0.009          0.003                0.002

Less distributions from:
   Dividends from net investment income..........      (0.011)        (0.009)        (0.003)              (0.002)
   Net realized gains on investments.............      (0.000)        (0.000)        (0.000)              (  -- )
                                                    ---------      ---------      ---------            ---------
Total distributions..............................      (0.011)        (0.009)        (0.003)              (0.002)
                                                    ---------      ---------      ---------            ---------
Net asset value, end of period...................   $   1.00       $   1.00       $   1.00             $   1.00
                                                    =========      =========      =========            =========
Total Return.....................................       1.14%(a)       0.87%          0.31%                0.19%
Ratios/Supplemental Data
Net assets, end of period (000's)................   $2,514,691     $2,692,402     $1,858,743           $2,365,911
Ratios to average net assets:
   Expenses (net of fees waived).................       1.00%(b)       0.94%          0.90%                0.90%
   Net investment income.........................       2.25%(b)       0.92%          0.31%                0.54%
   Distribution and shareholder servicing fees waived   0.23%(b)       0.29%          0.35%                0.35%

(a) Not annualized
(b) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights (Continued)

                                                       Cortland General Money Market Fund
                                               -------------------------------------------------

Advantage Shares                                Six Months Ended        September 17, 2004
----------------                               September 30, 2005  (Commencement of Offering) to
                                                   (Unaudited)            March 31, 2005
                                                    ---------             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                $   1.00                 $   1.00
                                                    ---------                ---------

Income from investment operations:
   Net investment income.........................       0.010                    0.005
   Net realized and unrealized
    gain/(loss) on investments...................       0.000                     --
                                                    ---------                ---------
   Total from investment operations..............       0.010                    0.005

Less distributions from:
   Dividends from net investment income..........      (0.010)                  (0.005)
   Net realized gains on investments.............      (0.000)                  ( --  )
                                                    ---------                ---------
Total distributions..............................      (0.010)                  (0.005)
                                                    ---------                ---------
Net asset value, end of period...................   $   1.00                 $   1.00
                                                    =========                =========
Total Return.....................................       1.02%(a)                 0.53%
Ratios/Supplemental Data
Net assets, end of period (000's)................   $ 967,037                $ 803,938
Ratios to average net assets:
   Expenses (net of fees waived).................       1.23%(b)                 1.23%
   Net investment income.........................       2.05%(b)                 1.05%

(a) Not annualized
(b) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                     U.S. Government Fund
                                      -----------------------------------------------------------------------------------------
Cortland Shares                        Six Months Ended                   For the Year Ended March 31,
---------------                       September 30, 2005  ---------------------------------------------------------------------
                                          (Unaudited)        2005           2004           2003           2002           2001
                                           ---------      ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           ---------      ---------      ---------      ---------      ---------      ---------

Income from investment operations:
   Net investment income................       0.011          0.007          0.002          0.008          0.022          0.052
   Net realized and unrealized
    gain/(loss) on investments..........        --             --            0.000          0.000          0.000          0.000
                                           ---------      ---------      ---------      ---------      ---------      ---------
   Total from investment operations.....       0.011          0.007          0.002          0.008          0.022          0.052

Less distributions from:
   Dividends from net investment income.      (0.011)        (0.007)        (0.002)        (0.008)        (0.022)        (0.052)
   Net realized gains on investments....      ( --  )        ( --  )        (0.000)        (0.000)        (0.000)        ( --  )
                                           ---------      ---------      ---------      ---------      ---------      ---------
Total distributions.....................      (0.011)        (0.007)        (0.002)        (0.008)        (0.022)        (0.052)
                                           ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period..........   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           =========      =========      =========      =========      =========      =========
Total Return............................       1.10%(a)       0.74%          0.15%          0.76%          2.23%          5.37%
Ratios/Supplemental Data
Net assets, end of period (000's).......   $ 145,263     $  194,890     $  197,189      $ 177,455      $ 247,591      $  71,400
Ratios to average net assets:
   Expenses (net of fees waived)........       0.99%(b)       0.99%          1.00%          1.01%          1.03%          1.00%
   Net investment income................       2.16%(b)       0.70%          0.15%          0.69%          1.47%          5.26%
   Distribution fees waived.............       0.00%(b)       0.00%          0.00%          0.00%          0.00%          0.03%

(a) Not annualized
(b) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights (Continued)

                                                                          U.S. Government Fund
                                               --------------------------------------------------------------------------
                                                                     For the Year Ended
Advantage Shares                                Six Months Ended          March 31,               November 22, 2002
----------------                               September 30, 2005  ------------------------ (Commencement of Offering) to
                                                   (Unaudited)        2005           2004           March 31, 2003
                                                    ---------      ---------      ---------         --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                $   1.00       $   1.00       $   1.00             $   1.00
                                                    ---------      ---------      ---------            ---------

Income from investment operations:
   Net investment income.........................       0.011          0.008          0.003                0.002
   Net realized and unrealized
    gain/(loss) on investments...................        --             --            0.000                 --
                                                    ---------      ---------      ---------            ---------
   Total from investment operations..............       0.011          0.008          0.003                0.002

Less distributions from:
   Dividends from net investment income..........      (0.011)        (0.008)        (0.003)              (0.002)
   Net realized gains on investments.............      ( --  )        ( --  )        (0.000)              ( --  )
                                                    ---------      ---------      ---------            ---------
Total distributions..............................      (0.011)        (0.008)        (0.003)              (0.002)
                                                    ---------      ---------      ---------            ---------
Net asset value, end of period...................   $   1.00       $   1.00       $   1.00             $   1.00
                                                    =========      =========      =========            =========
Total Return.....................................       1.10%(a)       0.79%          0.26%                0.18%
Ratios/Supplemental Data
Net assets, end of period (000's)................   $ 192,707      $ 210,229     $   95,525            $  96,429
Ratios to average net assets:
   Expenses (net of fees waived).................       1.00%(b)       0.94%          0.90%                0.90%
   Net investment income.........................       2.17%(b)       0.87%          0.24%                0.51%
   Distribution and shareholder servicing fees waived   0.24%(b)       0.30%          0.35%                0.35%

(a) Not annualized
(b) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                   Municipal Money Market Fund
                                      -----------------------------------------------------------------------------------------
Cortland Shares                        Six Months Ended                   For the Year Ended March 31,
---------------                       September 30, 2005  ---------------------------------------------------------------------
                                          (Unaudited)        2005           2004           2003           2002           2001
                                           ---------      ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           ---------      ---------      ---------      ---------      ---------      ---------

Income from investment operations:
   Net investment income................       0.007          0.005          0.001          0.005          0.015          0.031
   Net realized and unrealized
    gain/(loss) on investments..........       0.000           --            0.000           --             --            0.000
                                           ---------      ---------      ---------      ---------      ---------      ---------
   Total from investment operations.....       0.007          0.005          0.001          0.005          0.015          0.031

Less distributions from:
   Dividends from net investment income.      (0.007)        (0.005)        (0.001)        (0.005)        (0.015)        (0.031)
   Net realized gains on investments....        --             --            0.000           --             --            0.000
                                           ---------      ---------      ---------      ---------      ---------      ---------
Total distributions.....................      (0.007)        (0.005)        (0.001)        (0.005)        (0.015)        (0.031)
                                           ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period..........   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           =========      =========      =========      =========      =========      =========
Total Return............................       0.74%(a)       0.47%          0.13%          0.49%          1.48%          3.17%
Ratios/Supplemental Data
Net assets, end of period (000's).......   $ 106,058      $  120,743     $  106,058     $  90,001      $  67,782      $  61,891
Ratios to average net assets:
   Expenses (net of fees waived)........       1.00%(b)       1.00%          0.98%          1.00%          1.00%          1.00%
   Net investment income................       1.47%(b)       0.47%          0.12%          1.47%          1.43%          3.06%
   Distribution fees waived.............       0.00%(b)       0.00%          0.02%          0.01%          0.03%          0.03%

(a) Not Annualized
(b) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights (Continued)

                                                                        Municipal Money Market Fund
                                               --------------------------------------------------------------------------
                                                                     For the Year Ended
Advantage Shares                                Six Months Ended          March 31,               November 22, 2002
----------------                               September 30, 2005  ------------------------ (Commencement of Offering) to
                                                   (Unaudited)        2005           2004           March 31, 2003
                                                    ---------      ---------      ---------         --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                $   1.00       $   1.00       $   1.00             $   1.00
                                                    ---------      ---------      ---------            ---------

Income from investment operations:
   Net investment income.........................       0.007          0.005          0.002                0.001
   Net realized and unrealized
    gain/(loss) on investments...................       0.000           --            0.000                 --
                                                    ---------      ---------      ---------            ---------
   Total from investment operations..............       0.007          0.005          0.002                0.001

Less distributions from:
   Dividends from net investment income..........      (0.007)        (0.005)        (0.002)              (0.001)
   Net realized gains on investments.............      ( --  )        ( --  )        (0.000)              ( --  )
                                                    ---------      ---------      ---------            ---------
Total distributions..............................      (0.007)        (0.005)        (0.002)              (0.001)
                                                    ---------      ---------      ---------            ---------
Net asset value, end of period...................   $   1.00       $   1.00       $   1.00             $   1.00
                                                    =========      =========      =========            =========
Total Return.....................................       0.74%(a)       0.53%          0.21%                0.12%
Ratios/Supplemental Data
Net assets, end of period (000's)................   $ 119,124      $ 126,133     $   81,769            $ 112,686
Ratios to average net assets:
   Expenses (net of fees waived).................       1.00%(b)       0.94%          0.90%                0.90%
   Net investment income.........................       1.47%(b)       0.56%          0.21%                0.32%
   Distribution and shareholder servicing fees waived   0.25%(b)       0.31%          0.35%                0.35%

(a) Not annualized
(b) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Company is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

APPROVAL OF THE MANAGEMENT/INVESTMENT ADVISORY AGREEMENTS

The Directors unanimously approved the continuance of each Management/Investment Agreement between the Company on behalf of each Fund and the Manager at a meeting held on June 9, 2005.

In preparation for the meeting, the Directors had requested and evaluated extensive materials from the Manager, which included information on the following factors:

     1.   the  nature,   extent  and  quality  of  investment   management   and
          administrative services rendered by the Manager;

     2. the investment performance of each Fund compared to other investment companies with similar investment objectives and similar distribution channels;

     3. the costs borne by, and profitability of, the Manager and its affiliates in providing services to the Funds and to all investment companies in the Reich and Tang Funds Complex;

     4. comparative fee and expense data for other investment companies with similar investment objectives and similar distribution channels;

     5. information about fees charged by the Manager to other clients with similar investment objectives; and

     6. the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of investors.

Prior to approving the continuance of the Management/Investment Advisory Agreements, the Directors reviewed these materials with management and counsel to the Directors who are independent of the Manager. The Directors received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuances. The Directors also discussed the proposed continuance in an executive session with such counsel at which no representatives of the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director attributed different weights to the various factors.

The Directors determined that the overall arrangements between the Company and the Manager, as provided in each Management/Investment Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Directors considered relevant in the exercise of their reasonable judgment.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

APPROVAL OF THE MANAGEMENT/INVESTMENT ADVISORY AGREEMENTS (continued)

The material factors and conclusions that formed the basis for the Directors' reaching their determination to approve the continuance of each Management/Investment Advisory Agreement, including their determinations that the Manager should continue to serve as the Manager for the Funds and that the fees payable to the Manager pursuant to each Management/Investment Advisory Agreement are appropriate, were separately considered by the Directors.

Nature, extent and quality of services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Funds' Manager under the Management/Investment Advisory Agreements, including portfolio management, investment research and trading in money market instruments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Funds' Manager including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Manager's expense.

The Board reviewed and considered the qualifications of the portfolio manager, the senior administrative managers and other key personnel of the Manager who provide the administrative and investment advisory services to the Funds. The Board determined that the Manager's portfolio manager and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance relative to comparable funds managed by other advisers

The Board reviewed the Funds' gross and net performance for the one, three and five year periods ended April 30, 2005 compared to the performance of comparable money market funds with similar distribution channels (the "performance peer group").

In evaluating the Cortland General Fund's performance, the Directors noted that its gross and net performance was better than its peer group average for the one and three year periods, equal to its peer group average for the five year period on a gross performance basis, but slightly lower on a net performance basis. The Board concluded that the performance of the Cortland General Fund was satisfactory.

In evaluating the Government Fund's performance, the Directors noted that its gross performance was better than its peer group average for the one, three and five year periods, and noted that its net performance was better than its peer group average for the one and three year periods, but lower for the five year period. The Board concluded that the performance of the Government Fund was satisfactory.

In evaluating the Municipal Fund's performance, the Directors noted that its gross and net performance was lower than its peer group average for the one, three and five year periods, but within the range of the median performance of its peer group for the same periods. The Directors discussed with the Manager possible steps to improve performance, noting that many lower yielding fixed rate securities purchased over the course of the last year, and now significantly below current rates, are due to mature in June and July of 2005. The Directors also noted the recent purchase of commercial paper in an effort to enhance yield without having to commit to long maturities.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

Fees relative to other funds managed by the adviser with comparable investment strategies

The Board reviewed the management fees paid by the Funds under the Management/Investment Advisory Agreements. The Board noted that the contractual management fee rate for each of the Cortland General and Municipal Funds was higher than the contractual management fee rate charged by the Manager to other funds it manages with investment strategies comparable to those of these Funds. With respect to the Government Fund, the Board noted that no fund similar to the Government Fund was advised/sub-advised by the Manager. The Directors noted that the Funds operate under an all-inclusive fee arrangement and that the other funds managed by the Manager do not offer services that the Company offers.

Fees and expenses relative to comparable funds managed by other advisers

The Board reviewed the management fee rate and total expense ratio of each Fund and noted that the actual gross expense ratio for each Fund was lower than the gross average expense ratio of the funds included in the peer group. The Board concluded that the management fee of each Fund was competitive with the management fees charged by other investment advisers.

Breakpoints and economies of scale

The Board noted that the management fee schedule of each Fund did include some breakpoints, but that no breakpoints existed on the Company's average net assets in excess of $1.5 billion. The Board concluded that the management fee of each Fund reflects economies of scale.

Profitability of adviser

The Board considered and reviewed information concerning the costs incurred and profits realized by the Manager during the last two years from its relationship with the Fund and the Reich & Tang Fund Complex and reviewed with the Manager the cost allocation methodology used to determine the Manager's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Manager were not excessive in light of the advisory, administrative and other services provided to the Funds.

Fall-out benefits

The Board considered so-called "fall-out benefits" derived by the Manager and its affiliates from their relationship with the Funds and noted that there were no "fall-out benefits."

Soft dollar benefits

The Board considered whether the Manager realizes any benefits from commissions paid to brokers who execute securities transactions for the Funds ("soft dollars"). The Board noted that the Funds invest only in fixed income securities, which do not generate soft dollars.

Adviser  financially sound and financially capable of meeting the funds' needs

The Board considered whether the Manager is financially sound and has the resources necessary to perform its obligations under the Management/Investment Advisory Agreements. The Board noted that the Manager's operations remain profitable, although decreased revenues last year has reduced the profitability. The Board concluded that the Manager has the financial resources necessary to fulfill its obligations under the Management/Investment Advisory Agreements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

Historical relationship between the funds and the manager

The Board also reviewed and considered the historical relationship between the Funds and the Manager, including the organizational structure of the Manager, the policies and procedures formulated and adopted by the Manager for managing the Funds' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Manager. The Board concluded that it is beneficial for the Funds to continue their relationship with the Manager.

Other factors and current trends

The Board considered the controls and procedures adopted and implemented by the Manager and monitored by the Funds' Chief Compliance Officer and concluded that the conduct of business by the Manager indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds' business.

General conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Funds and their shareholders to approve renewal of the Management/Investment Advisory Agreements for another year.

--------------------------------------------------------------------------------







                                                   CORTLAND
                                                  TRUST, INC.










                                                          Semi-Annual Report
                                                          September 30, 2005
                                                              (Unaudited)







CRT9/05S



--------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: December 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: December 6, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: December 6, 2005

* Print the name and title of each signing officer under his or her signature.